ITEM 2. CONTROLS AND PROCEDURES
ITEM 3. EXHIBITS
SIGNATURES
Certification

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
INVESTMENT COMPANY ACT FILE NUMBER: 811-09237
EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Investment Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville
Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:	Stathy Darcy, Assistant Secretary,
Calamos Advisors LLC,
2020 Calamos Court,
Naperville, Illinois
60563
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200
DATE OF FISCAL YEAR END: October 31, 2007
DATE OF REPORTING PERIOD: July 31, 2007
ITEM 1. SCHEDULE OF INVESTMENTS July 31, 2007 (UNAUDITED)

CALAMOS GROWTH FUND
Schedule of Investments July 31, 2007 (unaudited)

Number of
Shares		Value

Common Stocks (98.6%)

	Consumer Discretionary (21.1%)
2,700,000	Amazon.com, Inc.#^	$212,058,000
1,200,000	American Axle & Manufacturing Holdings, Inc.^	29,040,000
1,500,000	American Eagle Outfitters, Inc.^	36,390,000
1,250,000	Apollo Group, Inc.#^	73,887,500
425,000	BorgWarner, Inc.	36,741,250
1,500,000	Burger King Holdings, Inc.^	36,435,000
4,200,000	Carmax, Inc.#^	100,506,000
500,000	Central European Media Enterprises, Ltd.#^	46,240,000
400,000	Chipotle Mexican Grill, Inc.#	35,336,000
3,750,000	Coach, Inc.#	170,475,000
1,500,000	Crocs, Inc.#	88,980,000
800,000	Ctrip.com International, Ltd.	30,840,000
5,200,000	Directv Group, Inc.#^	116,532,000
1,350,000	Discovery Holding Company#^	32,022,000
750,000	Dollar Tree Stores, Inc.#^	28,695,000
705,400	Dreamworks Animation SKG, Inc.#^	21,867,400
2,400,000	Focus Media Holding, Ltd.#^	99,144,000
3,400,000	GameStop Corp.#^	137,190,000
4,800,000	Garmin, Ltd.	402,720,000
2,764,900	Guess?, Inc.	131,305,101
1,100,000	Gymboree Corp.#^	47,355,000
2,400,000	IAC/InterActiveCorp.#^	68,976,000
625,000	J.Crew Group, Inc.#^	31,437,500
2,400,000	Kohl’s Corp.#^	145,920,000
1,700,000	Mattel, Inc.	38,947,000
5,400,000	News Corp., Class B^	122,364,000
5,458,120	Nike, Inc.^	308,110,874
1,010,000	NutriSystem, Inc.#	56,277,200
1,563,450	Omnicom Group, Inc.^	81,096,151
554,300	Priceline.com, Inc.#^	35,364,340
1,000,000	Snap-On, Inc.^	52,330,000
1,400,000	Sony Corp.	74,746,975
969,000	Sotheby’s Holdings, Inc.^	41,424,750
500,000	V.F. Corp.^	42,895,000
800,000	Warnaco Group, Inc.#^	28,888,000
400,000	Wynn Resorts, Ltd.^	38,624,000
2,450,000	Yum! Brands, Inc.	78,498,000
800,000	Zumiez, Inc.#^	29,592,000

		3,189,251,041

	Consumer Staples (3.8%)
3,490,000	Coca-Cola Company	181,863,900
718,000	Corn Products International, Inc.	32,037,160
750,000	Hansen Natural Corp.#^	30,412,500
2,700,000	InBev, NV	217,424,859
2,040,000	Mexican Economic Development, Inc.	75,520,800
700,000	SUPERVALU, Inc.^	29,169,000

		566,428,219

	Energy (7.0%)
1,400,000	Cameron International Corp.#^	109,200,000
350,000	Core Laboratories NV#^	37,670,500
500,000	Energy Transfer Partners LP^	27,900,000
3,200,000	ENSCO International, Inc.^	195,424,000
804,600	FMC Technologies, Inc.#^	73,636,992
576,915	National Oilwell Varco, Inc.#^	69,293,261
1,000,000	Oceaneering International, Inc.#^	56,160,000
4,200,000	Smith International, Inc.^	257,922,000
700,000	Southwestern Energy Company#^	28,441,000
1,900,000	Transocean, Inc.#^	204,155,000

		1,059,802,753

	Financials (6.2%)
500,000	AllianceBernstein Holding LP	41,960,000
1,400,000	Ameriprise Financial, Inc.	84,378,000
980,531	Aon Corp.	39,260,461
850,000	Assurant, Inc.^	43,112,000
900,000	Cash America International, Inc.	32,958,000
700,000	Eaton Vance Corp.	29,302,000
1,200,000	Franklin Resources, Inc.	152,844,000
380,000	Goldman Sachs Group, Inc.	71,569,200
950,000	Intercontinentalexchange, Inc.#^	143,573,500
300,000	NYMEX Holdings, Inc.	37,350,000
900,000	NYSE Euronext	69,318,000
850,000	Prudential Financial, Inc.	75,335,500
3,000,000	SEI Investments Company	81,780,000
6,250,000	Singapore Exchange, Ltd.	39,464,847

		942,205,508

	Health Care (11.9%)
1,500,000	Becton, Dickinson & Company^	114,540,000
4,200,000	Celgene Corp.#^	254,352,000
1,700,000	DENTSPLY International, Inc.^	62,033,000
10,150,000	Gilead Sciences, Inc.#	377,884,500
550,000	Health Net, Inc.#	27,247,000
550,000	Hologic, Inc.#^	28,490,000
1,600,000	Immucor, Inc.#^	49,856,000
750,000	Inverness Medical Innovations, Inc.#^	36,307,500
800,000	Psychiatric Solutions, Inc.#^	27,272,000
12,000,000	Schering-Plough Corp.	342,480,000
4,500,000	Thermo Fisher Scientific, Inc.#^	234,945,000
1,300,000	WellCare Health Plans, Inc.#^	131,638,000
750,000	West Pharmaceutical Services, Inc.^	34,710,000
980,000	Zimmer Holdings, Inc.#^	76,204,800

		1,797,959,800

	Industrials (8.6%)
1,000,000	AAR Corp.#^	29,830,000
340,000	Alliant Techsystems, Inc.#^	33,697,400
900,000	Barnes Group, Inc.^	28,080,000
1,208,800	BE Aerospace, Inc.#^	49,028,928
650,000	Belden CDT, Inc.^	35,607,000
750,000	Brink’s Company	45,862,500
550,000	C.H. Robinson Worldwide, Inc.^	26,757,500
1,607,842	Corrections Corporation Of America#^	46,386,242
2,500,000	Covanta Holding Corp.#^	56,700,000
700,000	Curtiss-Wright Corp.^	30,499,000
675,000	Dun & Bradstreet Corp.	65,988,000
400,000	Fluor Corp.^	46,204,000
1,200,000	Force Protection, Inc.#	18,840,000
900,000	General Cable Corp.#^	71,550,000
2,000,000	GrafTech International, Ltd.#^	30,980,000
3,250,000	Honeywell International, Inc.	186,907,500
750,000	KCI Konecranes Oyj	30,355,170
1,480,900	Manitowoc Company, Inc.	115,021,503
1,000,000	Manpower, Inc.^	79,050,000
1,470,000	Pall Corp.^	61,034,400
460,000	Perini Corp.#^	28,248,600
See accompanying Notes to Schedule of Investments

CALAMOS GROWTH FUND
Schedule of Investments July 31, 2007 (unaudited)

Number of
Shares		Value

1,200,000	Rockwell Collins, Inc.	$82,440,000
500,000	SunPower Corp.#	35,265,000
900,000	TeleTech Holdings, Inc.#^	26,397,000
350,000	W.W. Grainger, Inc.	30,576,000

		1,291,305,743

	Information Technology (33.1%)
2,300,000	Accenture, Ltd.	96,899,000
1,336,000	Amphenol Corp.^	45,771,360
425,000	Anixter International, Inc.#^	35,126,250
5,024,300	Apple, Inc.#^	662,001,768
1,300,000	Atheros Communications, Inc.#	36,244,000
2,400,000	Avnet, Inc.#^	90,912,000
575,000	Baidu.com, Inc.#^	116,138,500
934,500	BMC Software, Inc.#	26,838,840
4,500,000	Brocade Communications Systems, Inc.#^	31,680,000
6,050,000	Cisco Systems, Inc.#	174,905,500
1,700,000	Cognizant Technology Solutions Corp.#^	137,666,000
1,100,000	CommScope, Inc.#^	59,873,000
1,400,000	Cypress Semiconductor Corp.#^	35,084,000
653,300	Dolby Laboratories, Inc.#	21,728,758
8,100,000	EMC Corp.#	149,931,000
600,000	Equinix, Inc.#^	52,146,000
700,000	F5 Networks, Inc.#	60,683,000
750,000	FactSet Research Systems, Inc.^	49,492,500
750,000	FLIR Systems, Inc.#^	32,737,500
1,230,000	Google, Inc.#^	627,300,000
1,600,000	Hewlett-Packard Company^	73,648,000
735,000	KLA-Tencor Corp.^	41,740,650
2,800,000	MEMC Electronic Materials, Inc.#^	171,696,000
950,000	Mettler-Toledo International, Inc.#	90,402,000
2,550,000	Microsoft Corp.	73,924,500
1,000,000	Mitsumi Electric Company, Ltd.	38,976,021
1,500,000	NAVTEQ Corp.#^	81,195,000
3,500,000	NCR Corp.#^	182,770,000
870,000	NETGEAR, Inc.#^	24,064,200
350,000	Nintendo Company, Ltd.	168,745,190
5,457,000	Nokia Corp.	155,887,415
2,600,000	Novellus Systems, Inc.#^	74,152,000
4,200,000	Nuance Communications, Inc.#^	69,216,000
9,100,000	Oracle Corp.#	173,992,000
2,500,000	Parametric Technologies Corp.#	44,075,000
2,500,000	Polycom, Inc.#^	77,425,000
1,400,000	Research In Motion, Ltd.#^	299,600,000
700,000	Savvis, Inc.#^	26,292,000
1,700,000	Shanda Interactive Entertainment, Ltd.#	48,892,000
950,000	Sina Corp.#^	40,869,000
1,800,000	Synopsys, Inc.#^	44,028,000
1,500,000	Tandberg, ASA	33,975,621
2,350,000	Thq, Inc.#^	67,586,000
2,700,000	ValueClick, Inc.#^	57,726,000
2,850,000	Varian Semiconductor Equipment Associates, Inc.#^	133,950,000
2,300,000	VeriFone Holdings, Inc.#^	83,743,000
1,750,000	Vishay Intertechnology, Inc.#^	27,142,500
1,200,000	Vistaprint, Ltd.#^	40,980,000

		4,989,852,073

	Materials (2.3%)
1,400,000	Agrium, Inc.^	58,688,000
1,100,000	Allegheny Technologies, Inc.^	115,423,000
520,000	CF Industries Holdings, Inc.	29,889,600
500,000	Lubrizol Corp.	31,330,000
2,600,000	Pactiv Corp.#^	82,186,000
1,125,000	Terra Industries, Inc.#^	27,596,250

		345,112,850

	Telecommunication Services (4.6%)
4,200,000	America Movil, SA de CV	251,496,000
1,350,000	China Mobile, Ltd.^	77,476,500
1,400,000	Millicom International Cellular, SA#^	112,420,000
2,000,000	Telefonos de Mexico, SA de CV^	68,340,000
2,000,000	Time Warner Telecom, Inc.#^	39,100,000
325,000	US Cellular Corp.#	31,525,000
1,100,000	Vimpel-Communications	116,490,000

		696,847,500

	TOTAL COMMON STOCKS (Cost $11,869,383,446)	14,878,765,487

Investment in Affiliated Fund (1.4%)
209,152,700	Calamos Government Money Market Fund — Class I Shares 5.111% (Cost $209,152,700)	209,152,700
Investments of Cash Collateral for Securities on Loan (18.4%)
2,780,649,000	Bank of New York Institutional Cash Reserve Fund 5.401% (Cost $2,780,649,000)	2,780,649,000

TOTAL INVESTMENTS (118.4%) (Cost $14,859,185,146)		17,868,567,187

PAYABLE UPON RETURN OF SECURITIES LOAN (-18.4%)		(2,780,649,000)

OTHER ASSETS, LESS LIABILITIES (0.0%)		120,976

NET ASSETS (100.0%)		$15,088,039,163

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.

^	Security, or portion of security, is on loan.
Note: Value for Securities denominated in foreign currencies are shown in U.S. dollars.
See accompanying Notes to Schedule of Investments

CALAMOS GROWTH AND INCOME FUND
Schedule of Investments July 31, 2007 (unaudited)

Principal
Amount		Value

Convertible Bonds (41.4%)

	Consumer Discretionary (7.7%)
$55,500,000	Amazon.com, Inc. 4.750%, 02/01/09	$59,801,250
16,000,000	Aristocrat Leisure, Ltd. (in default)** 5.000%, 05/31/06	20,340,960
	Carnival Corp.^
78,700,000	0.000%, 10/24/21	58,729,875
16,275,000	2.000%, 04/15/21	19,021,406
21,000,000	Compagnie Generale des Etablissements Michelin 0.000%, 01/01/17	34,012,514
24,300,000	Iconix Brand Group, Inc.* 1.875%, 06/30/12	23,631,750
31,419,000	Liberty Media Corp. (Time Warner, Inc.) ∞^ 0.750%, 03/30/23	35,464,196
130,000,000	Omnicom Group, Inc. 0.000%, 07/31/32	136,175,000
9,945,000	Priceline.com, Inc.* 0.750%, 09/30/13	16,222,781
56,040,000	Walt Disney Company^ 2.125%, 04/15/23	65,426,700

		468,826,432

	Energy (4.7%)
28,000,000	Nabors Industries, Inc. 0.000%, 06/15/23	28,665,000
60,000,000	Pride International, Inc.^ 3.250%, 05/01/33	84,525,000
	Schlumberger, Ltd.
30,000,000	2.125%, 06/01/23^	71,250,000
200,000	1.500%, 06/01/23	524,000
45,000,000	Superior Energy Services, Inc.*^ 1.500%, 12/15/26	48,881,250
37,000,000	Transocean, Inc.^ 1.500%, 05/15/21	55,777,500

		289,622,750

	Financials (5.1%)
66,100,000	Bank of America Corp. (Coca-Cola Company, Coach,Inc., Franklin Resources, Inc.) ∞ 0.250%, 02/15/12	68,829,930
65,724,000	Lehman Brothers Holdings, Inc. (Microsoft Corp., Cisco Systems, Inc.)∞ 0.250%, 02/16/12	67,919,182
52,406,000	Merrill Lynch & Company, Inc. 0.000%, 03/13/32	61,283,576
60,000,000	Prudential Financial, Inc.^‡ 2.960%, 12/12/36	60,286,200
51,190,000	Wachovia Corp. (Halliburton, Nabors Industries, Amerada Hess)∞ 0.250%, 12/15/10	52,469,750

		310,788,638

	Health Care (4.7%)
21,000,000	Conmed Corp. 2.500%, 11/15/24	20,002,500
10,000,000	Emdeon Corp.^ 1.750%, 06/15/23	9,712,500
77,000,000	Gilead Sciences, Inc.*^ 0.500%, 05/01/11	86,336,250
	Kyphon Inc.*
15,000,000	1.250%, 02/01/14^	18,750,000
15,000,000	1.000%, 02/01/12	18,562,500
25,000,000	PDL BioPharma, Inc.^ 2.000%, 02/15/12	28,812,500
	Teva Pharmaceutical Industries, Ltd.
67,000,000	0.250%, 02/01/24	82,577,500
20,500,000	0.500%, 02/01/24^	23,985,000

		288,738,750

	Industrials (5.5%)
33,000,000	AGCO Corp. 1.250%, 12/15/36	36,753,750
72,000,000	L-3 Communications Holdings*^ 3.000%, 08/01/35	80,820,000
49,125,000	Lockheed Martin Corp.‡ 5.110%, 08/15/33	69,192,562
42,500,000	Q-Cells, AG 1.375%, 02/28/12	68,623,857
72,000,000	Roper Industries, Inc. 1.481%, 01/15/34	54,720,000
	Sunpower Corp.
17,200,000	0.750%, 08/01/27	17,888,000
6,442,000	1.250%, 02/15/27	8,785,278

		336,783,447

	Information Technology (11.5%)
26,300,000	Amkor Technology, Inc.^ 2.500%, 05/15/11	27,976,625
48,908,000	Cadence Design Systems, Inc.*^ 1.500%, 12/15/13	55,999,660
41,000,000	CommScope, Inc. 1.000%, 03/15/24	103,473,750
29,500,000	Cypress Semiconductor Corp.*^ 1.000%, 09/15/09	34,625,625
23,200,000	DST Systems, Inc. 4.125%, 08/15/23	37,758,000
	EMC Corp.
62,000,000	1.750%, 12/01/11*	81,065,000
55,000,000	1.750%, 12/01/11^	71,912,500
30,000,000	Lawson Software Americas, Inc.* 2.500%, 04/15/12	30,900,000
17,490,000	Macrovision Corp.* 2.625%, 08/15/11	18,714,300
62,000,000	Nortel Networks Corp.*^ 2.125%, 04/15/14	55,722,500
	ON Semiconductor Corp.
35,000,000	0.000%, 04/15/24	44,975,000
30,000,000	2.625%, 12/15/26*	39,375,000
See accompanying notes to Schedule of Investments

CALAMOS GROWTH AND INCOME FUND
Schedule of Investments July 31, 2007 (unaudited)

Principal
Amount		Value

	Skyworks Solutions, Inc.
$10,000,000	1.500%, 03/01/12*	$10,450,000
10,000,000	1.250%, 03/01/10*	10,450,000
4,670,000	1.500%, 03/01/12	4,880,150
4,670,000	1.250%, 03/01/10	4,880,150
15,000,000	SPSS, Inc.* 2.500%, 03/15/12	16,818,750
58,000,000	Xilinx, Inc.* 3.125%, 03/15/37	55,462,500

		705,439,510

	Telecommunication Services (2.2%)
62,484,000	NII Holdings, Inc.* 3.125%, 06/15/12	62,952,630
43,000,000	Qwest Communications International, Inc. 3.500%, 11/15/25	67,671,250

		130,623,880

	TOTAL CONVERTIBLE BONDS (Cost $2,295,085,335)	2,530,823,407

Synthetic Convertible Securities (1.8%)

	Government Agency Securities (1.6%)

100,000,000	United States Treasury Notes^ 3.375%, 02/15/08	99,195,400

Number of
Contracts		Value

	Options (0.2%)

	Consumer Discretionary (0.1%)
1,700	Garmin, Ltd.# Call, 01/17/09, Strike $70.00	4,267,000

	Consumer Staples (0.0%)
4,300	Kroger Company# Call, 01/17/09, Strike $30.00	1,021,250

	Financials (0.0%)
370	Goldman Sachs Group, Inc.# Call, 01/17/09, Strike $220.00	826,950
1,115	Merrill Lynch & Company, Inc.# Call, 01/17/09, Strike $90.00	769,350

		1,596,300

	Information Technology (0.1%)
560	Apple, Inc.# Call, 01/17/09, Strike $140.00	1,545,600
1,900	Hewlett-Packard Company# Call, 01/17/09, Strike $45.00	1,605,500

		3,151,100

	Telecommunication Services (0.0%)
1,045	America Movil, SA de CV# Call, 01/17/09, Strike $60.00	1,280,125
720	NII Holdings, Inc.# Call, 01/17/09, Strike $80.00	1,368,000

		2,648,125

	Total Options	12,683,775

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $111,648,143)	111,879,175

Number of
Shares		Value

Convertible Preferred Stocks (5.3%)

	Financials (3.1%)
4,100,000	MetLife, Inc. 6.375%	122,508,000
2,500,000	XL Capital, Ltd. 7.000%	68,400,000

		190,908,000

	Health Care (1.2%)
1,100,000	Schering-Plough Corp. 6.000%	70,994,000

	Materials (1.0%)
455,000	Freeport-McMoRan Copper & Gold, Inc. 6.750%	64,405,250

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $311,255,534)	326,307,250

Common Stocks (49.1%)

	Consumer Discretionary (10.8%)
1,025,100	Apollo Group, Inc.#^	60,593,661
1,500,000	Coach, Inc.#	68,190,000
930,000	Garmin, Ltd.	78,027,000
530,000	Harley-Davidson, Inc.^	30,379,600
1,700,000	Home Depot, Inc.	63,189,000
585,000	ITT Educational Services, Inc.#	61,811,100
4,650,000	News Corp., Class B^	105,369,000
2,140,000	Nike, Inc.^	120,803,000
2,215,830	Walt Disney Company^	73,122,390

		661,484,751

	Consumer Staples (5.7%)
2,100,000	Coca-Cola Company	109,431,000
1,070,000	Heineken, NV	67,810,066
400,000	InBev, NV	32,211,090
1,675,000	PepsiCo, Inc.^	109,913,500
500,000	Procter & Gamble Company	30,930,000

		350,295,656

	Energy (0.6%)
325,000	Transocean, Inc.#^	34,921,250

	Financials (5.0%)
475,000	American International Group, Inc.	30,485,500
550,000	Ameriprise Financial, Inc.	33,148,500
1,940,400	Aon Corp.	77,693,616
260,000	Franklin Resources, Inc.	33,116,200
485,000	Goldman Sachs Group, Inc.	91,344,900
See accompanying notes to Schedule of Investments

CALAMOS GROWTH AND INCOME FUND
Schedule of Investments July 31, 2007 (unaudited)

Number of
Shares		Value

399,004	Hartford Financial Services Group, Inc.	$36,656,497
54,700	PartnerRe, Ltd.^	3,885,341

		306,330,554

	Health Care (6.7%)
250,000	Alcon, Inc.^	34,125,000
2,500,000	Merck & Company, Inc.	124,125,000
1,300,000	PerkinElmer, Inc.	36,179,000
3,000,000	Thermo Fisher Scientific, Inc.#^	156,630,000
725,000	Zimmer Holdings, Inc.#^	56,376,000

		407,435,000

	Industrials (3.5%)
1,150,000	Honeywell International, Inc.	66,136,500
659,600	Illinois Tool Works, Inc.	36,310,980
330,000	Lockheed Martin Corp.^	32,498,400
1,000,000	Manpower, Inc.^	79,050,000

		213,995,880

	Information Technology (15.6%)
1,800,000	Accenture, Ltd.	75,834,000
4,600,000	Cisco Systems, Inc.#^	132,986,000
2,800,000	Dell, Inc.#^	78,316,000
2,100,000	eBay, Inc.#^	68,040,000
1,100,000	Electronic Data Systems Corp.	29,689,000
1,100,000	Hewitt Associates, Inc.#	32,912,000
1,945,930	Infosys Technologies, Ltd.^	96,518,128
4,470,325	Microsoft Corp.	129,594,722
120,000	Nintendo Company, Ltd.	57,855,494
4,100,000	Nokia Corp.	117,122,668
7,000,000	Oracle Corp.#^	133,840,000

		952,708,012

	Telecommunication Services (1.2%)
650,000	America Movil, SA de CV	38,922,000
800,000	Rogers Communication, Inc.	36,160,480

		75,082,480

	TOTAL COMMON STOCKS (Cost $2,560,602,873)	3,002,253,583

Number of
Contracts		Value

Options (0.6%)

	Financials (0.6%)
7,800	S & P 500 Index# Put, 12/22/07, Strike $1,400.00 (Cost $40,573,404)	35,763,000

Number of
Shares		Value

Investment in Affiliated Fund (2.0%)
124,826,538	Calamos Government Money Market Fund — Class I Shares 5.111%, (Cost $124,826,538)	124,826,538

Investments of Cash Collateral for Securities on Loan (11.9%)
727,125,000	Bank of New York Institutional Cash Reserve Fund 5.401% (Cost $727,125,000)	727,125,000

TOTAL INVESTMENTS (112.1%) (Cost $6,171,116,827)		6,858,977,953

PAYABLE UPON RETURN OF SECURITIES LOANED (-11.9%)		(727,125,000)

LIABILITIES, LESS OTHER ASSETS (-0.2%)		(14,490,785)

NET ASSETS (100.0%)		$6,117,362,168

NOTES TO SCHEDULE OF INVESTMENTS

**	In default status, such order being entered by a court in August 2005, and considered illiquid and non-income producing. The fund has received partial payment of $16,000,000 as of July 31, 2007. The instrument has been priced at a fair value following procedures approved by the Board of Trustees, and at July 31, 2007, involved the use of estimates and assumptions as determined by management personnel after evaluating information provided in the aforementioned court order and other relevant data.

∞	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

^	Security, or portion of security, is on loan.

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted or excepted from such registration requirements. At July 31, 2007the value of 144A securities that could not be exchanged to the registered form is $283,337,790 or 4.6% of net assets.

‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2007.

#	Non-income producing security.
Note: Value for Securities denominated in foreign currencies are shown in U.S. dollars. The principal amount for such securities are shown in the respective foreign currency. The date shown on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.
See accompanying notes to Schedule of Investments

CALAMOS VALUE FUND
Schedule of Investments July 31, 2007 (unaudited)

Number of
Shares		Value

Common Stocks (98.9%)

	Consumer Discretionary (27.9%)
43,500	Apollo Group, Inc.#^	$2,571,285
93,000	Carnival Corp.	4,120,830
46,000	Gannett Company, Inc.	2,295,400
77,000	Harley-Davidson, Inc.^	4,413,640
122,000	Home Depot, Inc.	4,534,740
65,000	IAC/InterActiveCorp.#^	1,868,100
62,000	News Corp., Class B^	1,404,920
28,800	Nike, Inc.	1,625,760
60,000	Omnicom Group, Inc.	3,112,200
99,000	Time Warner, Inc.	1,906,740
115,000	Toll Brothers, Inc.#^	2,521,950
140,000	Walt Disney Company	4,620,000

		34,995,565

	Consumer Staples (17.6%)
120,000	Coca-Cola Company	6,253,200
56,500	Molson Coors Brewing Company^	5,025,110
10,800	Nestle Holdings, Inc.	4,149,119
52,000	PepsiCo, Inc.	3,412,240
70,000	Wal-Mart Stores, Inc.	3,216,500

		22,056,169

	Financials (11.8%)
73,000	American International Group, Inc.	4,685,140
20,750	Goldman Sachs Group, Inc.	3,908,055
55,000	JPMorgan Chase & Company	2,420,550
51,000	Merrill Lynch & Company, Inc.	3,784,200

		14,797,945

	Health Care (9.8%)
55,000	Johnson & Johnson	3,327,500
200,000	Pfizer, Inc.	4,702,000
60,000	Wyeth	2,911,200
18,000	Zimmer Holdings, Inc.#	1,399,680

		12,340,380

	Industrials (2.2%)
50,600	Illinois Tool Works, Inc.	2,785,530

	Information Technology (27.4%)
135,000	Cisco Systems, Inc.#	3,902,850
188,000	Dell, Inc.#^	5,258,360
115,000	eBay, Inc.#	3,726,000
53,000	Electronic Arts, Inc.#	2,577,920
95,000	Hewlett-Packard Company	4,372,850
165,000	Microsoft Corp.	4,783,350
215,000	Nokia Corp.	6,141,798
70,000	Oracle Corp.#	1,338,400
43,000	SAP, AG	2,328,159

		34,429,687

	Materials (2.2%)
2,900	Givaudan, SA	2,714,112

	TOTAL COMMON STOCKS (Cost $106,836,751)	124,119,388

Number of
Contracts		Value

Options (0.7%)

	Financials (0.7%)
190	S & P 500 Index# Put, 12/22/07, Strike $1,400.00 (Cost $988,570)	871,150

Number of
Shares		Value

Investment in Affiliated Fund (0.7%)
849,550	Calamos Government Money Market Fund — Class I Shares 5.111% (Cost $849,550)	849,550

Investments of Cash Collateral for Securities on Loan (16.7%)
21,001,000	Bank of New York Institutional Cash Reserve Fund 5.401% (Cost $21,001,000)	21,001,000

TOTAL INVESTMENTS (117.0%) (Cost $129,675,871)		146,841,088

PAYABLE UPON RETURN OF SECURITIES LOANED (-16.7%)		(21,001,000)

LIABILITIES, LESS OTHER ASSETS (-0.3%)		(363,450)

NET ASSETS (100.0%)		$125,476,638

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.

^	Security, or portion of security, is on loan.
Note: Value for Securities denominated in foreign currencies are shown in U.S. dollars.
See accompanying Notes to Schedule of Investments

CALAMOS BLUE CHIP FUND
Schedule of Investments July 31, 2007 (unaudited)

Number of
Shares		Value

Common Stocks (97.8%)

	Consumer Discretionary (10.8%)
13,000	Amazon.com, Inc.#^	$1,021,020
9,500	Carnival Corp.	420,945
15,000	CBS Corp.	475,800
14,000	Coach, Inc.#	636,440
20,000	Comcast Corp.#^	525,400
20,000	Directv Group, Inc.#	448,200
6,000	Harley-Davidson, Inc.^	343,920
23,000	Home Depot, Inc.	854,910
16,000	IAC/InterActiveCorp.#^	459,840
11,000	Kohl’s Corp.#	668,800
26,000	Lowe’s Companies, Inc.	728,260
20,000	McDonald’s Corp.	957,400
50,000	News Corp., Class A	1,056,000
25,000	News Corp., Class B^	566,500
23,000	Nike, Inc.	1,298,350
10,000	Nordstrom, Inc.^	475,800
9,000	Omnicom Group, Inc.	466,830
15,000	Target Corp.	908,550
85,000	Time Warner, Inc.	1,637,100
70,000	Walt Disney Company	2,310,000

		16,260,065

	Consumer Staples (10.8%)
42,000	Altria Group, Inc.	2,791,740
10,000	Anheuser-Busch Companies, Inc.	487,700
63,000	Coca-Cola Company	3,282,930
11,000	Colgate-Palmolive Company	726,000
23,000	Kroger Company	597,080
35,000	PepsiCo, Inc.	2,296,700
49,000	Procter & Gamble Company	3,031,140
7,000	Reynolds American, Inc.^	428,190
8,000	SUPERVALU, Inc.	333,360
37,000	Wal-Mart Stores, Inc.	1,700,150
12,000	Walgreen Company	530,160

		16,205,150

	Energy (10.8%)
7,000	Cameron International Corp.#	546,000
27,000	Chevron Corp.	2,302,020
18,000	ConocoPhillips	1,455,120
9,300	Devon Energy Corp.	693,873
73,000	Exxon Mobil Corp.	6,214,490
22,000	Marathon Oil Corp.	1,214,400
15,000	Schlumberger, Ltd.	1,420,800
9,000	Smith International, Inc.^	552,690
14,500	Spectra Energy Corp.	369,315
9,000	Transocean, Inc.#^	967,050
8,000	Valero Energy Corp.	536,080

		16,271,838

	Financials (16.2%)
7,000	AFLAC, Inc.	364,840
6,000	Allstate Corp.	318,900
7,000	American Express Company	409,780
36,000	American International Group, Inc.	2,310,480
13,000	Ameriprise Financial, Inc.	783,510
53,700	Aon Corp.	2,150,148
30,000	Bank of America Corp.	1,422,600
26,981	Bank of New York Mellon Corp.	1,148,042
15,000	Chubb Corp.	756,150
50,000	Citigroup, Inc.	2,328,500
13,000	Discover Financial Services#	299,650
8,200	Franklin Resources, Inc.	1,044,434
4,700	Goldman Sachs Group, Inc.	885,198
5,000	Hartford Financial Services Group, Inc.	459,350
55,216	JPMorgan Chase & Company	2,430,056
5,000	Lehman Brothers Holdings, Inc.^	310,000
33,000	Loews Corp.	1,564,200
9,700	Merrill Lynch & Company, Inc.	719,740
20,000	MetLife, Inc.	1,204,400
12,000	Morgan Stanley	766,440
17,000	Prudential Financial, Inc.	1,506,710
8,000	St. Paul Travelers Companies, Inc.	406,240
16,000	T Rowe Price Group, Inc.^	834,080

		24,423,448

	Health Care (12.7%)
30,000	Abbott Laboratories	1,520,700
4,500	Alcon, Inc.	614,250
14,000	Baxter International, Inc.	736,400
8,000	Celgene Corp.#^	484,480
9,000	Cigna Corp.	464,760
5,000	Covidien, Ltd.#^	204,750
23,000	Eli Lilly and Company	1,244,070
40,000	Gilead Sciences, Inc.#	1,489,200
35,000	Johnson & Johnson	2,117,500
48,000	Merck & Company, Inc.	2,383,200
110,000	Pfizer, Inc.	2,586,100
54,000	Schering-Plough Corp.	1,541,160
19,000	Thermo Fisher Scientific, Inc.#	991,990
11,500	UnitedHealth Group, Inc.	556,945
7,500	Wellpoint, Inc.#	563,400
23,000	Wyeth	1,115,960
6,000	Zimmer Holdings, Inc.#	466,560

		19,081,425

	Industrials (9.7%)
10,000	Boeing Company	1,034,300
6,500	Burlington Northern Santa Fe Corp.	533,910
5,000	Danaher Corp.^	373,400
10,000	Emerson Electric Company	470,700
16,000	General Dynamics Corp.	1,256,960
119,000	General Electric Company	4,612,440
30,000	Honeywell International, Inc.	1,725,300
15,000	Illinois Tool Works, Inc.	825,750
5,000	Lockheed Martin Corp.	492,400
13,000	Raytheon Company	719,680
5,000	Tyco International, Ltd.^	236,450
7,000	Union Pacific Corp.	833,980
20,000	United Technologies Corp.	1,459,400

		14,574,670

	Information Technology (22.5%)
25,000	Accenture, Ltd.	1,053,250
25,000	Apple, Inc.#	3,294,000
9,000	Automatic Data Processing, Inc.	417,780
115,000	Cisco Systems, Inc.#	3,324,650
7,000	Cognizant Technology Solutions Corp.#	566,860
16,100	Corning, Inc.	383,824
32,000	Dell, Inc.#	895,040
28,500	eBay, Inc.#	923,400
14,000	Electronic Data Systems Corp.	377,860
See accompanying notes to Schedule of Investments

CALAMOS BLUE CHIP FUND
Schedule of Investments July 31, 2007 (unaudited)

Number of
Shares		Value

43,000	EMC Corp.#^	$795,930
5,000	Google, Inc.#	2,550,000
60,200	Hewlett-Packard Company	2,771,006
13,000	Infosys Technologies, Ltd.	644,800
70,000	Intel Corp.	1,653,400
25,000	International Business Machines Corp.	2,766,250
170,000	Microsoft Corp.	4,928,300
13,000	NCR Corp.#	678,860
58,000	Nokia Corp.	1,661,120
132,000	Oracle Corp.#	2,523,840
5,500	Research In Motion, Ltd.#^	1,177,000
5,000	Tyco Electronics, Ltd.#^	179,100
14,000	Yahoo!, Inc.#^	325,500

		33,891,770

	Materials (0.3%)
10,000	Nucor Corp.^	502,000

	Telecommunication Services (2.6%)
12,000	America Movil, SA de CV	718,560
80,000	AT&T, Inc.	3,132,800

		3,851,360

	Utilities (1.4%)
29,000	Duke Energy Corp.	493,870
9,000	Exelon Corp.	631,350
8,000	FPL Goup, Inc	461,840
7,000	PG&E Corp.^	299,670
6,000	Progress Energy, Inc.^	261,960

		2,148,690

	TOTAL COMMON STOCKS (Cost $122,718,720)	147,210,416

Number of
Contracts		Value

Options (0.6%)

	Financials (0.6%)
210	S & P 500 Index# Put, 12/22/07, Strike $1,400.00 (Cost $1,092,361)	962,850

Number of
Shares		Value

Investment in Affiliated Fund (1.9%)
2,790,827	Calamos Government Money Market Fund — Class I Shares 5.111% (Cost $2,790,827)	2,790,827

Investments of Cash Collateral for Securities on Loan (7.4%)
11,179,000	Bank of New York Institutional Cash Reserve Fund 5.401% (Cost $11,179,00)	11,179,000

TOTAL INVESTMENTS (107.7%) (Cost $137,780,908)		162,143,093

PAYABLE UPON RETURN OF SECURITIES LOAN (-7.4%)		(11,179,000)

LIABILITIES, LESS OTHER ASSETS (-0.3%)		(393,147)

NET ASSETS (100.0%)		$150,570,946

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.

^	Security, or portion of security, is on loan.
Note: The date shown on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.
See accompanying notes to Schedule of Investments

CALAMOS MULTI-FUND BLEND
Schedule of Investments July 31, 2007 (unaudited)

Number of
Shares		Value

Affiliated Investment Companies (98.7%)
870,645	Calamos Global Growth & Income Fund — Class I Shares (cost $9,365,830)	$10,047,240
159,440	Calamos Growth Fund — Class I Shares (cost $9,367,068)	10,156,355
685,045	Calamos Value Fund — Class I Shares (cost $9,354,708)	9,309,762

		29,513,357

	TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $28,087,606)	29,513,357

TOTAL INVESTMENTS (98.7%) (Cost $28,087,606)		29,513,357

OTHER ASSETS, LESS LIABILITIES (1.3%)		401,866

NET ASSETS (100.0%)		$29,915,223

See accompanying notes to Schedule of Investments

CALAMOS GLOBAL GROWTH AND INCOME FUND
Schedule of Investments July 31, 2007 (unaudited)

Principal
Amount		Value

Convertible Bonds (42.3%)

	Consumer Discretionary (12.8%)
$10,500,000	Amazon.com, Inc. 4.750%, 02/01/09	$11,313,750
2,700,000	Aristocrat Leisure, Ltd. (in default)** 5.000%, 05/31/06	3,432,537
5,000,000	Carnival Corp. 2.000%, 04/15/21	5,843,750
20,000,000	Compagnie Generale des Etablissements Michelin 0.000%, 01/01/17	32,392,870
10,250,000	Intralot, SA 2.250%, 12/20/13	15,930,739
1,650,000,000	NC International, Ltd. (Nikon Corp.)∞ 0.000%, 03/15/11	25,836,745
11,250,000	Omnicom Group, Inc. 0.000%, 07/31/32	11,784,375
6,250,000	Punch Taverns Redwood Jersey Company Ltd. 5.000%, 12/14/10	15,154,166
1,135,000,000	Sharp Corp. 0.000%, 09/30/13	9,948,141
8,250,000	Swatch Group, AG 2.625%, 10/15/10	9,996,103
9,000,000	Walt Disney Company^ 2.125%, 04/15/23	10,507,500

		152,140,676

	Consumer Staples (1.4%)
27,000,000	Hengan International Group Company, Ltd. 0.000%, 05/16/11	4,954,088
9,000,000	Nestle Holdings, Inc. 0.000%, 06/11/08	11,170,803

		16,124,891

	Energy (4.6%)
4,500,000	Cameron International Corp.^ 2.500%, 06/15/26	5,850,000
12,750,000	CNOOC, Ltd. 0.000%, 12/15/09	20,381,679
5,100,000	Nabors Industries, Inc.^ 0.000%, 06/15/23	5,221,125
7,600,000	Superior Energy Services, Inc.* 1.000%, 12/15/26	8,255,500
10,000,000	Transocean, Inc. 1.500%, 05/15/21	15,075,000

		54,783,304

	Financials (3.8%)
5,000,000	Bank of America Corp. (Coca-Cola Company, Coach,Inc., Franklin Resources, Inc.)∞ 0.250%, 02/15/12	5,206,500
5,000,000	Lehman Brothers Holdings, Inc. (Microsoft Corp., Cisco Systems, Inc.)∞ 0.250%, 02/16/12	5,167,000
7,300,000	Merrill Lynch & Company, Inc. 0.000%, 03/13/32	8,536,620
10,500,000	Prudential Financial, Inc.^‡ 2.960%, 12/12/36	10,550,085
6,000,000	QBE Funding Trust III* 0.000%, 09/24/24	8,235,000
7,494,000	Wachovia Corp. (Halliburton, Nabors Industries, Amerada Hess)∞ 0.250%, 12/15/10	7,681,350

		45,376,555

	Health Care (3.8%)
12,500,000	Actelion, Ltd. 0.000%, 11/22/11	14,052,709
8,000,000	Gilead Sciences, Inc.*^ 0.500%, 05/01/11	8,970,000
4,000,000	PDL BioPharma, Inc. 2.000%, 02/15/12	4,610,000
16,750,000	Teva Pharmaceutical Industries, Ltd.^ 1.750%, 02/01/26	17,085,000

		44,717,709

	Industrials (3.7%)
7,500,000	AGCO Corp. 1.250%, 12/15/36	8,353,125
14,500,000	Q-Cells, AG 1.375%, 02/28/12	23,412,845
3,750,000	SGL Group 0.750%, 05/16/13	6,341,375
5,700,000	Sunpower Corp. 0.750%, 08/01/27	5,964,366

		44,071,711

	Information Technology (9.9%)
29,000,000	Business Objects, SA 2.250%, 01/01/27	17,675,814
5,000,000	Cypress Semiconductor Corp.^ 1.000%, 09/15/09	5,868,750
	EMC Corp.
10,000,000	1.750%, 12/01/11^	13,075,000
4,500,000	1.750%, 12/01/11*	5,883,750
185,000,000	Hon Hai Precision Industry Company, Ltd. 0.000%, 11/10/11	5,999,573
2,075,000,000	Konica Minolta Holdings, Inc. 0.000%, 12/07/09	18,425,526
5,200,000	Lawson Software Americas, Inc.* 1.000%, 04/15/12	5,356,000
4,100,000	ON Semiconductor Corp.* 2.625%, 12/15/26	5,381,250
1,650,000,000	Ricoh Company, Ltd. 0.000%, 12/07/11	15,634,365
650,000,000	Taiyo Yuden Company 0.000%, 04/28/14	5,768,054
800,000	Temenos Group, AG 1.500%, 03/21/13	1,216,509
1,000,000,000	Toshiba Corp. 0.000%, 07/21/11	17,299,164

		117,583,755

See accompanying Notes to Schedule of Investments

CALAMOS GLOBAL GROWTH AND INCOME FUND
Schedule of Investments July 31, 2007 (unaudited)

Principal
Amount		Value

	Telecommunication Services (1.4%)
$17,000,000	NII Holdings, Inc.* 3.125%, 06/15/12	$17,127,500

	Utilities (0.9%)
6,250,000	International Power, PLC 3.250%, 07/20/13	10,812,839

	TOTAL CONVERTIBLE BONDS (Cost $464,395,063)	502,738,940

Synthetic Convertible Securities (0.8%)

Government Agency Securities (0.7%)
8,600,000	United States Treasury Notes^ 3.375%, 02/15/08	8,530,804

Number of
Contracts		Value

Options (0.1%)

	Consumer Discretionary (0.1%)
200	Garmin, Ltd.# Call, 01/17/09, Strike $70.00	502,000

	Consumer Staples (0.0%)
200	Kroger Company# Call, 01/17/09, Strike $30.00	47,500

	Financials (0.0%)
20	Goldman Sachs Group, Inc.# Call, 01/17/09, Strike $220.00	44,700
50	Merrill Lynch & Company, Inc.# Call, 01/17/09, Strike $90.00	34,500

		79,200

	Information Technology (0.0%)
25	Apple Computer, Inc.# Call, 01/17/09, Strike $140.00	69,000
80	Hewlett-Packard Company# Call, 01/17/09, Strike $45.00	67,600

		136,600

	Telecommunication Services (0.0%)
60	America Movil, S.A. de C.V.# Call, 01/17/09, Strike $60.00	73,500
30	NII Holdings, Inc.# Call, 01/17/09, Strike $80.00	57,000

		130,500

	Total Options	895,800

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $9,287,274)	9,426,604

Number of
Shares		Value

Convertible Preferred Stocks (1.4%)

	Consumer Discretionary (1.4%)
15,000	News Corp. (British Sky Broadcasting Group, PLC)☐ 0.750%	17,165,250

	Health Care (0.0%)
200	Schering-Plough Corp. 6.000%	12,908

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $16,781,639)	17,178,158

Common Stocks (53.3%)

	Consumer Discretionary (10.0%)
185,000	Apollo Group, Inc.#^	10,935,350
110,000	Coach, Inc.#	5,000,600
634,700	Esprit Holdings, Ltd.	8,481,986
95,000	Harley-Davidson, Inc.^	5,445,400
173,000	Hennes & Mauritz AB	9,940,969
247,000	Honda Motor Company, Ltd.	8,968,441
235,000	Industria de Diseno Textil, SA	14,057,015
73,000	ITT Educational Services, Inc.#	7,713,180
150,000	Nike, Inc.	8,467,500
290,000	Sony Corp.	15,483,302
200,000	Swatch Group, AG	11,666,898
70,000	Volkswagen, AG	12,620,548

		118,781,189

	Consumer Staples (6.1%)
210,000	Coca-Cola Company	10,943,100
360,000	Heineken, NV	22,814,601
270,000	InBev, NV	21,742,486
4,200	Lindt & Spruengli, AG	11,276,686
82,000	PepsiCo, Inc.	5,380,840

		72,157,713

	Energy (1.1%)
122,000	Canadian Natural Resources, Ltd.	8,372,347
200,000	Complete Production Services, Inc.#	4,638,000

		13,010,347

	Financials (2.2%)
130,000	Aon Corp.	5,205,200
55,000	Goldman Sachs Group, Inc.	10,358,700
152,000	Julius Baer Holding, AG	10,628,815

		26,192,715

	Health Care (6.1%)
138,000	Alcon, Inc.	18,837,000
245,000	Astellas Pharma, Inc.	10,065,360
90,000	CSL, Ltd.	6,743,482
350,000	Merck & Company, Inc.	17,377,500
224,800	OLYMPUS Corp.	9,214,564
195,000	Thermo Fisher Scientific, Inc.#^	10,180,950

		72,418,856

	Industrials (3.9%)
365,000	Capita Group, PLC	5,288,938
210,000	CNH Global, NV^	11,115,300
250,000	Honeywell International, Inc.	14,377,500
58,000	MAN, AG	8,380,167
91,000	Manpower, Inc.	7,193,550

		46,355,455

	Information Technology (22.1%)
210,000	Accenture, Ltd.	8,847,300
235,000	Canon, Inc.	12,420,766
410,000	Cisco Systems, Inc.#	11,853,100
See accompanying Notes to Schedule of Investments

CALAMOS GLOBAL GROWTH AND INCOME FUND
Schedule of Investments July 31, 2007 (unaudited)

Number of
Shares		Value

240,000	Dell, Inc.#^	$6,712,800
150,000	eBay, Inc.#^	4,860,000
725,000	Hon Hai Precision Industry Company, Ltd.	5,961,157
430,000	Infosys Technologies, Ltd.	21,328,000
173,000	Kyocera Corp.#	16,815,652
600,000	Microsoft Corp.	17,394,000
80,000	Murata Manufacturing Company, Ltd.	5,977,057
94,700	Nintendo Company, Ltd.	45,657,627
1,600,000	Nokia Corp.	45,706,407
460,000	Oracle Corp.#	8,795,200
325,000	SAP, AG	17,596,547
330,000	Satyam Computer Services, Ltd.^	8,797,800
215,000	TDK Corp.	18,327,754
600,000	Toshiba Corp.	5,627,253

		262,678,420

	Telecommunication Services (1.8%)
353,000	America Movil, SA de CV	21,137,640

	TOTAL COMMON STOCKS (Cost $532,496,873)	632,732,335

Number of
Contracts		Value

Options (0.4%)
	Financials (0.4%)
1,000	S & P 500 Index# Put, 12/22/07, Strike $1,400.00 (Cost $5,201,719)	4,585,000

Number of
Shares		Value

Investment in Affiliated Fund (2.2%)
25,701,536	Calamos Government Money Market Fund — Class I Shares 5.111% (Cost $25,701,536)	25,701,536

Investments of Cash Collateral for Securities on Loan (7.5%)
88,536,000	Bank of New York Institutional Cash Reserve Fund 5.401% (Cost $88,536,000)	88,536,000

TOTAL INVESTMENTS (107.9%) (Cost $1,142,400,104)		1,280,898,573

PAYABLE UPON RETURN OF SECURITIES LOANED (-7.5%)		(88,536,000)

LIABILITIES, LESS OTHER ASSETS (-0.4%)		(5,217,237)

NET ASSETS (100.0%)		$1,187,145,336

NOTES TO SCHEDULE OF INVESTMENTS

**	In default status, such order being entered by a court in August 2005, and considered illiquid and non-income producing. The fund has received partial payment of $16,000,000 as of July 31, 2007. The instrument has been priced at a fair value following procedures approved by the Board of Trustees, and at July 31, 2007, involved the use of estimates and assumptions as determined by management personnel after evaluating information provided in the aforementioned court order and other relevant data.

∞	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted or excepted from such registration requirements. At July 31, 2007, the value of 144A securities that could not be exchanged to the registered form is $30,718,500 or 2.6% of net assets.

#	Non-income producing security.

^	Security, or portion of security, is on loan.

‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2007.
Note: Value for Securities denominated in foreign currencies are shown in U.S. dollars. The principal amount for such securities are shown in the respective foreign currency. The date shown on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.
See accompanying Notes to Schedule of Investments

CALAMOS GLOBAL GROWTH AND INCOME FUND

FORWARD FOREIGN CURRENCY CONTRACTS
	Settlement	Local	Current	Unrealized
Short Contracts	Date	Currency	Value	Gain/Loss

Australian Dollar	10/25/07	10,661,000	9,060,910	$339,171
British Pound Sterling	10/25/07	18,811,000	38,154,735	586,143
Canadian Dollar	10/25/07	7,418,000	6,964,703	205,772
Euro	10/25/07	122,476,000	168,000,945	1,754,954
Hong Kong Dollar	10/25/07	151,242,000	19,371,294	12,253
Indian Rupee	10/25/07	326,549,000	8,059,584	55,451
Japanese Yen	10/25/07	14,081,066,000	120,159,951	(2,054,181)
Mexican Peso	10/25/07	100,640,000	9,117,215	158,788
Swedish Krona	10/25/07	55,795,000	8,311,899	99,346
Swiss Franc	10/25/07	63,055,000	52,801,894	(132,727)
New Taiwan Dollar	10/25/07	203,402,000	6,242,482	673

				$1,025,643

CALAMOS GLOBAL GROWTH AND INCOME FUND

Country Allocation	July 31, 2007
Country	% of Net Assets
United States	32.0%
Japan	20.2%
Switzerland	7.5%
Germany	5.8%
France	4.3%
Finland	3.9%
Netherlands	2.9%
United Kingdom	2.6%
India	2.5%
Belgium	1.8%
Mexico	1.8%
Cayman Islands	1.7%
Hong Kong	1.7%
Australia	1.6%
Bermuda	1.5%
Israel	1.4%
Greece	1.3%
Spain	1.2%
Taiwan	1.0%
Sweden	0.8%
Canada	0.7%
Country allocations are based on net assets and may vary over time.
See accompanying Notes to Schedule of Investments

CALAMOS INTERNATIONAL GROWTH FUND
Schedule of Investments July 31,2007 (unaudited)

Number of
Shares		Value
Common Stocks (96.5%)

	Consumer Discretionary (14.5%)
40,000	Central European Media Enterprises, Ltd.#	$3,699,200
50,000	Compagnie Generale des Etablissements Michelin	6,601,451
530,000	Esprit Holdings, Ltd.	7,082,799
3,600	Forbo Holding, AG#	2,136,516
720,000	Harvey Norman Holdings, Ltd.	3,212,462
85,000	Hennes & Mauritz AB	4,884,291
82,000	Indesit Company, SpA	1,799,870
155,000	Industria de Diseno Textil, SA	9,271,648
169,000	Nokian Renkaat Oyj	5,570,082
180,000	Paddy Power, PLC	5,743,256
115,000	Sony Corp.	6,139,930
27,000	Volkswagen, AG	4,867,926
825,000	Yokohama Rubber Company	5,897,675

		66,907,106

	Consumer Staples (9.6%)
57,000	Carlsberg A/S	7,312,450
148,000	Heineken, NV	9,379,336
950,000	Hengan International Group Company, Ltd.	3,193,116
170,000	InBev, NV	13,689,714
1,870	Lindt & Spruengli, AG	5,020,810
70,000	Reckitt Benckiser	3,745,408
550,000	Wal-Mart de Mexico SA de CV	1,999,918

		44,340,752

	Energy (4.3%)
136,000	Acergy, SA	3,615,210
67,000	Canadian Natural Resources, Ltd.	4,597,928
500,000	Nippon Oil Corp.	4,451,643
88,000	Saipem, SpA	3,142,006
92,000	Stolt Offshore, SA	3,782,206

		19,588,993

	Financials (7.1%)
82,000	Australian Stock Exchange, Ltd.	3,386,311
160,000	Babcock & Brown, Ltd.	3,788,450
1,750,000	Henderson Group, PLC	5,500,932
104,000	Julius Baer Holding, AG	7,272,348
28,000	Macquarie Bank, Ltd.	1,932,735
1,675,000	Singapore Exchange, Ltd.	10,576,579

		32,457,355

	Health Care (10.3%)
110,000	Actelion, Ltd.#	5,863,205
100,000	Alcon, Inc.	13,650,000
106,000	Astellas Pharma, Inc.	4,354,809
95,000	CSL, Ltd.	7,118,120
30,000	Nobel Biocare Holding, AG	9,022,265
180,000	OLYMPUS Corp.	7,378,209

		47,386,608

	Industrials (13.6%)
47,000	Alfa Laval, AB	2,951,807
65,000	ARCADIS, NV	6,049,790
865,000	Bombardier, Inc.#	5,229,893
400,000	Capita Group, PLC	5,796,096
167,000	CNH Global, NV	8,839,310
227,000	JGC Corp.	4,671,087
110,000	KCI Konecranes Oyj	4,452,092
104,000	Leighton Holdings, Ltd.	3,422,178
47,500	MAN, AG	6,863,068
620,000	Michael Page International, PLC	6,800,208
108,000	MTU Aero Engines Holdings, AG	7,290,292

		62,365,821

	Information Technology (32.3%)
30,000	Baidu.com, Inc.#	6,059,400
120,000	Canon, Inc.	6,342,519
925,000	Hon Hai Precision Industry Company, Ltd.	7,605,614
94,000	HORIBA, Ltd.	3,654,446
223,000	Infosys Technologies, Ltd.	11,060,800
95,000	Mitsumi Electric Company, Ltd.	3,702,722
27,000	Murata Manufacturing Company, Ltd.	2,017,257
27,000	NHN Corp.#	4,930,129
44,500	Nintendo Company, Ltd.	21,454,746
410,000	Nokia Corp.	11,712,267
210,000	Satyam Computer Services, Ltd.	5,598,600
135,000	Shanda Interactive Entertainment, Ltd.#	3,882,600
44,000	Software, AG	4,401,518
60,000	Star Micronics Company, Ltd.	1,761,256
205,000	Taiyo Yuden Company, Inc.	4,423,481
660,000	Tandberg, ASA	14,949,273
105,000	TDK Corp.	8,950,763
540,000	Temenos Group, AG#	13,322,516
660,000	Vtech Holdings	5,848,037
230,000	Yamatake Corp.	6,987,456

		148,665,400

	Telecommunication Services (4.8%)
240,000	America Movil, SA de CV	14,371,200
70,000	China Mobile, Ltd.	4,017,300
44,500	Millicom International Cellular, SA#	3,573,350

		21,961,850

	TOTAL COMMON STOCKS (Cost $357,432,755)	443,673,885

Number of
Contracts		Value
Options (0.4%)

	Financials (0.4%)
440	S & P 500 Index# Put, 12/22/07, Strike $1375.00
	(Cost $2,412,520)	1,735,800

Number of
Shares		Value
Investment in Affiliated Fund (2.3%)
10,701,588	Calamos Government Money Market Fund — Class I Shares 5.111%
	(Cost $10,701,588)	10,701,588

See accompanying notes to Schedule of Investments

CALAMOS INTERNATIONAL GROWTH FUND
Schedule of Investments July 31, 2007 (unaudited)

Number of
Shares	Value
TOTAL INVESTMENTS (99.2%)
(Cost $370,546,863)		456,111,273

OTHER ASSETS, LESS LIABILITIES (0.8%)		3,549,394

NET ASSETS (100.0%)		$459,660,667

NOTES TO SCHEDULE OF INVESTMENTS

# Non-income producing security.
Note: Value for Securities denominated in foreign currencies are shown in U.S. dollars. The date shown on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.
See accompanying notes to Schedule of Investments

CALAMOS INTERNATIONAL GROWTH FUND

FORWARD FOREIGN CURRENCY CONTRACTS
	Settlement	Local	Current	Unrealized
Long Contracts	Date	Currency	Value	Gain/Loss
Indian Rupee	10/25/07	307,278,000	7,583,955	$(52,178)
Mexican Peso	10/25/07	74,236,000	6,725,215	(117,128)

				$(169,306)

CALAMOS INTERNATIONAL GROWTH FUND

Country Allocation	July 31, 2007
Country	% of Net Assets
Japan	20.0%
Switzerland	12.2%
Netherlands	6.1%
Germany	5.1%
Australia	5.0%
United Kingdom	4.7%
Finland	4.7%
Bermuda	3.6%
India	3.6%
Mexico	3.6%
Norway	3.3%
Belgium	3.0%
Cayman Islands	2.9%
Singapore	2.3%
Canada	2.1%
Spain	2.0%
Sweden	1.7%
Taiwan	1.6%
Denmark	1.6%
Luxembourg	1.6%
France	1.4%
Ireland	1.3%
Italy	1.1%
South Korea	1.1%
Hong Kong	0.9%
United States	0.4%
Country allocations are based on net assets and may vary over time.
See accompanying Notes to Schedule of Investments

CALAMOS GLOBAL EQUITY FUND
Schedule of Investments July 31, 2007 (unaudited)

Number of
Shares		Value

Common Stocks (97.8%)

	Consumer Discretionary (16.6%)
4,100	Amazon.com, Inc.#	$322,014
3,700	Central European Media Enterprises, Ltd.#	342,176
9,700	Coach, Inc.#	440,962
3,000	Compagnie Generale des Etablissements Michelin	396,087
6,300	Crocs, Inc.#	373,716
43,200	Esprit Holdings, Ltd.	577,315
5,375	GameStop Corp.#	216,881
8,200	Garmin, Ltd.	687,980
4,750	Guess?, Inc.	225,578
8,700	Hennes & Mauritz AB	499,922
11,500	Industria de Diseno Textil, SA	687,896
12,800	News Corp., Class B	290,048
9,000	Nike, Inc.	508,050
2,600	Omnicom Group, Inc.	134,862
9,600	Paddy Power, PLC	306,307
8,400	Sony Corp.	448,482
55,000	Yokohama Rubber Company	393,178

		6,851,454

	Consumer Staples (6.5%)
4,200	Carlsberg A/S	538,812
7,000	Coca-Cola Company	364,770
10,000	Heineken, NV	633,739
12,000	InBev, NV	966,333
52,000	Wal-Mart de Mexico SA de CV	189,083

		2,692,737

	Energy (5.3%)
6,600	Cameron International Corp.#	514,800
5,750	Canadian Natural Resources, Ltd.	394,598
4,500	ENSCO International, Inc.	274,815
7,200	Smith International, Inc.	442,152
5,000	Transocean, Inc.#	537,250

		2,163,615

	Financials (6.1%)
2,300	Aon Corp.	92,092
14,700	Babcock & Brown, Ltd.	348,064
4,500	Eaton Vance Corp.	188,370
2,600	Franklin Resources, Inc.	331,162
2,250	Goldman Sachs Group, Inc.	423,765
7,000	Julius Baer Holding, AG	489,485
102,000	Singapore Exchange, Ltd.	644,066

		2,517,004

	Health Care (12.4%)
7,000	Actelion, Ltd.#	373,113
5,200	Alcon, Inc.	709,800
10,200	Astellas Pharma, Inc.	419,048
5,700	Celgene Corp.#	345,192
6,200	CSL, Ltd.	464,551
8,400	Gilead Sciences, Inc.#	312,732
3,000	Nobel Biocare Holding, AG	902,226
12,000	OLYMPUS Corp.	491,881
14,000	Schering-Plough Corp.	399,560
6,600	Thermo Fisher Scientific, Inc.#	344,586
3,600	WellCare Health Plans, Inc.#	364,536

		5,127,225

	Industrials (10.6%)
1,900	Alliant Techsystems, Inc.#	188,309
64,000	Bombardier, Inc.#	386,951
24,000	Capita Group, PLC	347,766
11,500	CNH Global, NV	608,695
8,300	Honeywell International, Inc.	477,333
9,800	KCI Konecranes Oyj	396,641
8,000	Leighton Holdings, Ltd.	263,244
3,400	MAN, AG	491,251
4,200	Manpower, Inc.	332,010
49,000	Michael Page International, PLC	537,436
4,700	MTU Aero Engines Holdings, AG	317,263

		4,346,899

	Information Technology (35.3%)
13,700	Apple, Inc.#	1,805,112
11,000	Canon, Inc.	581,398
2,500	Cognizant Technology Solutions Corp.#	202,450
6,700	FLIR Systems, Inc.#	292,455
2,700	Google, Inc.#	1,377,000
50,000	Hon Hai Precision Industry Company, Ltd.	411,114
7,400	HORIBA, Ltd.	287,690
15,500	Infosys Technologies, Ltd.	768,800
16,200	Microsoft Corp.	469,638
4,600	Mitsumi Electric Company, Ltd.	179,290
2,800	Murata Manufacturing Company, Ltd.	209,197
4,600	NCR Corp.#	240,212
4,000	Nintendo Company, Ltd.	1,928,516
28,000	Nokia Corp.	799,862
2,850	Research In Motion, Ltd.#	609,900
12,000	Satyam Computer Services, Ltd.	319,920
12,900	Shanda Interactive Entertainment, Ltd.#	371,004
8,000	Taiyo Yuden Company, Inc.	172,624
49,000	Tandberg ASA	1,109,870
6,800	TDK Corp.	579,669
45,000	Temenos Group, AG#	1,110,210
48,000	Vtech Holdings	425,312
10,000	Yamatake Corp.	303,802

		14,555,045

	Materials (0.5%)
3,000	Lubrizol Corp.	187,980

	Telecommunication Services (4.5%)
20,000	America Movil, SA de CV	1,197,600
6,500	China Mobile, Ltd.	373,035
3,350	Millicom International Cellular, SA#	269,005

		1,839,640

	TOTAL COMMON STOCKS
	(Cost $35,634,592)	40,281,599

See accompanying notes to Schedule of Investments

CALAMOS GLOBAL EQUITY FUND
Schedule of Investments July 31, 2007 (unaudited)

Number of
Shares		Value

Investment in Affiliated Fund (0.2%)

105,998	Calamos Government Money Market Fund — Class I Shares 5.111% (Cost $105,998)	$105,998

TOTAL INVESTMENTS (98.0%) (Cost $35,740,590)		40,387,597

OTHER ASSETS, LESS LIABILITIES (2.0%)		804,731

NET ASSETS (100.0%)		$41,192,328

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.

Note: Value for Securities denominated in foreign currencies are shown in U.S. dollars.
See accompanying notes to Schedule of Investments

CALAMOS GLOBAL EQUITY FUND

Country Allocation	July 31, 2007

Country	% of Net Assets

United States	33.1%
Japan	14.5%
Switzerland	8.7%
Canada	3.4%
Mexico	3.4%
Hong Kong	3.4%
Finland	2.9%
Norway	2.7%
India	2.6%
Australia	2.6%
Cayman Islands	2.6%
Belgium	2.3%
United Kingdom	2.1%
Germany	2.0%
Spain	1.7%
Singapore	1.6%
Netherlands	1.5%
Denmark	1.3%
Sweden	1.2%
Taiwan	1.0%
France	1.0%
Bermuda	0.8%
Ireland	0.7%
Luxembourg	0.7%
Country allocations are based on net assets and may vary over time.

See accompanying Notes to Schedule of Investments

CALAMOS CONVERTIBLE FUND
Schedule of Investments July 31, 2007 (unaudited)

Principal
Amount		Value

Convertible Bonds (67.4%)

	Consumer Discretionary (11.1%)
$5,850,000	Carnival Corp.^ 2.000%, 04/15/21	$6,837,188
12,650,000	Ford Motor Company 4.250%, 12/15/36	14,705,625
9,715,000	General Motors Corp. 6.250%, 07/15/33	8,630,806
4,000,000	Liberty Media Corp. (Time Warner) ∞ 0.750%, 03/30/23	4,515,000
16,500,000	Omnicom Group, Inc. 0.000%, 07/31/32	17,283,750
7,500,000	Priceline.com, Inc.* 0.750%, 09/30/13	12,234,375
12,250,000	Walt Disney Company^ 2.125%, 04/15/23	14,301,875

		78,508,619

	Consumer Staples (3.3%)
4,000,000	Chattem, Inc.* 1.625%, 05/01/14	3,815,000
13,750,000	Molson Coors Brewing Company^ 2.500%, 07/30/13	14,128,125
4,500,000	Nestle Holdings, Inc. 0.000%, 06/11/08	5,585,402

		23,528,527

	Energy (5.9%)
11,400,000	Cameron International Corp.^ 2.500%, 06/15/26	14,820,000
9,000,000	Nabors Industries, Inc.^ 0.000%, 06/15/23	9,213,750
8,600,000	Parker Drilling Company^ 2.125%, 07/15/12	8,385,000
5,950,000	Transocean, Inc.^ 1.500%, 05/15/21	8,969,625

		41,388,375

	Financials (6.6%)
8,000,000	Bank of America Corp. (Coca-Cola Company, Coach,Inc., Franklin Resources, Inc.) ∞ 0.250%, 02/15/12	8,330,400
8,000,000	Lehman Brothers Holdings, Inc. (Microsoft Corp., Cisco Systems, Inc.) ∞ 0.250%, 02/16/12	8,267,200
14,300,000	Prudential Financial, Inc.^‡ 2.960%, 12/12/36	14,368,211
15,000,000	Wachovia Corp. (Halliburton, Nabors Industries, Amerada Hess) ∞ 0.250%, 12/15/10	15,375,000

		46,340,811

	Health Care (14.4%)
13,300,000	Beckman Coulter, Inc.* 2.500%, 12/15/36	14,862,750
	Charles River Laboratories
4,100,000	2.250%, 06/15/13*	4,899,500
3,700,000	2.250%, 06/15/13	4,421,500
19,000,000	Gilead Sciences, Inc.* 0.500%, 05/01/11	21,303,750
8,000,000	Invitrogen Corp. 1.500%, 02/15/24	7,260,000
7,250,000	LifePoint Hospitals, Inc. 3.500%, 05/15/14	6,389,063
7,750,000	Medtronic, Inc.^ 1.500%, 04/15/11	8,127,812
7,650,000	Sciele Pharma, Inc. 2.625%, 05/15/27	7,583,062
4,000,000	St. Jude Medical, Inc.*^ 1.220%, 12/15/08	4,065,000
	Teva Pharmaceutical Industries, Ltd.
7,500,000	1.750%, 02/01/26^	7,650,000
6,500,000	0.250%, 02/01/24	8,011,250
7,650,000	Watson Pharmaceuticals, Inc.^ 1.750%, 03/15/23	7,229,250

		101,802,937

	Industrials (8.0%)
	Alliant Techsystems, Inc.^
5,500,000	2.750%, 09/15/11*	6,455,625
1,569,000	2.750%, 09/15/11	1,841,614
8,650,000	Danaher Corp. 0.000%, 01/22/21	9,482,562
14,000,000	DRS Technologies, Inc.* 2.000%, 02/01/26	14,665,000
6,200,000	FTI Consuting, Inc. 3.750%, 07/15/12	9,269,000
3,500,000	L-3 Communications Holdings, Inc.^ 3.000%, 08/01/35	3,928,750
2,800,000	Lockheed Martin Corp.‡ 5.110%, 08/15/33	3,943,800
4,860,000	Quanta Services, Inc.* 3.750%, 04/30/26	6,846,525

		56,432,876

	Information Technology (17.1%)
2,500,000	Anixter International, Inc.* 1.000%, 02/15/13	3,487,500
16,500,000	Cadence Design Systems, Inc.*^ 1.375%, 12/15/11	18,727,500
7,800,000	Electronic Data Systems Corp.^ 3.875%, 07/15/23	7,995,000
7,000,000	Electronics For Imaging, Inc.^ 1.500%, 06/01/23	7,673,750
	EMC Corp.
17,650,000	1.750%, 12/01/11^	23,077,375
3,800,000	1.750%, 12/01/11*	4,968,500
7,250,000	Informatica Corp. 3.000%, 03/15/26	7,123,125
8,350,000	Intel Corp.^ 2.950%, 12/15/35	8,151,688
7,250,000	Juniper Networks, Inc.^ 0.000%, 06/15/08	10,938,437
See accompanying notes to Schedule of Investments

CALAMOS CONVERTIBLE FUND
Schedule of Investments July 31, 2007 (unaudited)

Principal
Amount		Value

	Linear Technology Corp.
$3,800,000	3.000%, 05/01/27*	$3,857,000
3,500,000	3.000%, 05/01/27^	3,552,500
7,250,000	Nortel Networks Corp.*^ 1.750%, 04/15/12	6,343,750
7,250,000	Tektronix, Inc.*^ 1.625%, 07/15/12	7,159,375
7,000,000	Vishay Intertechnology, Inc. 3.625%, 08/01/23	7,122,500

		120,178,000

	Telecommunication Services (1.0%)
7,200,000	NII Holdings, Inc.* 3.125%, 06/15/12	7,254,000

	TOTAL CONVERTIBLE BONDS (Cost $451,323,871)	475,434,145

Synthetic Convertible Securities (3.0%)

	Government Agency Securities (2.5%)
17,500,000	United States Treasury Notes^ 3.375%, 02/15/08	17,359,195

Number of
Contracts		Value

	Options (0.5%)

	Consumer Discretionary (0.2%)
600	Garmin, Ltd.# Call, 01/17/09, Strike $70.00	1,506,000

	Financials (0.0%)
65	Goldman Sachs Group, Inc.# Call, 01/17/09, Strike $220.00	145,275
190	Merrill Lynch & Company, Inc.# Call, 01/17/09, Strike $90.00	131,100

		276,375

	Industrials (0.1%)
280	General Dynamics Corp.# Call, 01/17/09, Strike $75.00	369,600

	Information Technology (0.1%)
100	Apple, Inc.# Call, 01/17/09, Strike $140.00	276,000
350	Hewlett-Packard Company# Call, 01/17/09, Strike $45.00	295,750
600	Infosys Technologies, Ltd.# Call, 01/17/09, Strike $55.00	456,000

		1,027,750

	Telecommunication Services (0.1%)
165	America Movil, SA de CV# Call, 01/17/09, Strike $60.00	202,125
130	NII Holdings, Inc.# Call, 01/17/09, Strike $80.00	247,000

		449,125

	Total Options	3,628,850

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $20,901,307)	20,988,045

Number of
Shares		Value

Convertible Preferred Stocks (10.0%)

	Consumer Discretionary (1.1%)
7,400	Stanley Works‡ 6.975%	7,793,125

	Financials (3.9%)
186,500	Lazard, Ltd. 6.625%	5,990,380
710,000	MetLife, Inc. 6.375%	21,214,800

		27,205,180

	Health Care (1.4%)
157,000	Schering-Plough Corp.
	6.000%	10,132,780

	Industrials (0.2%)
12,200	Northrop Grumman Corp.
	7.000%	1,749,480

	Materials (1.1%)
53,000	Freeport-McMoRan Copper & Gold, Inc.
	6.750%	7,502,150

	Utilities (2.3%)
247,180	CenterPoint Energy, Inc. (Time Warner, Inc.)‡ ¥
	2.000%	9,049,260
110,500	Entergy Corp.
	7.625%	6,851,000

		15,900,260

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $64,446,344)	70,282,975

Common Stocks (17.5%)
	Consumer Discretionary (2.8%)
27,000	Amazon.com, Inc.#^	2,120,580
313,500	News Corp., Class B^	7,103,910
182,000	Nike, Inc.	10,273,900

		19,498,390

	Consumer Staples (3.1%)
150,000	Coca-Cola Company	7,816,500
267,500	Kroger Company	6,944,300
82,000	Molson Coors Brewing Company^	7,293,080

		22,053,880

	Energy (0.4%)
136,000	Complete Production Services, Inc.#	3,153,840

	Financials (2.0%)
175,000	Aon Corp.	7,007,000
55,000	Franklin Resources, Inc.	7,005,350

		14,012,350

	Health Care (4.1%)
136,000	Abbott Laboratories	6,893,840
53,000	Alcon, Inc.^	7,234,500
155,500	Thermo Fisher Scientific, Inc.#	8,118,655
See accompanying notes to Schedule of Investments

CALAMOS CONVERTIBLE FUND
Schedule of Investments July 31, 2007 (unaudited)

Number of
Shares		Value

84,000	Zimmer Holdings, Inc.#	$6,531,840

		28,778,835

	Industrials (1.0%)
128,000	Honeywell International, Inc.	7,361,280

	Information Technology (4.1%)
180,000	Accenture, Ltd.	7,583,400
173,500	Cisco Systems, Inc.#	5,015,885
260,000	Nokia Corp.^	7,446,400
455,000	Oracle Corp.#	8,699,600

		28,745,285

	TOTAL COMMON STOCKS (Cost $118,185,085)	123,603,860

Number of
Contracts		Value

Options (0.6%)

	Financials (0.6%)
900	S & P 500 Index# Put, 12/22/07, Strike $1,400.00
	(Cost $4,681,547)	4,126,500

Number of
Shares		Value

Investment in Affiliated Fund (0.1%)
374,915	Calamos Government Money Market Fund — Class I Shares 5.111%
	(Cost $374,915)	374,915

Investments of Cash Collateral for Securities on Loan (20.6%)
145,199,000	Bank of New York Institutional Cash Reserve Fund 5.401%
	(Cost $145,199,000)	145,199,000

TOTAL INVESTMENTS (119.2%) (Cost $805,112,069)		840,009,440

PAYABLE UPON RETURN OF SECURITIES LOANED (-20.6%)		(145,199,000)

OTHER ASSETS, LESS LIABILITIES (1.4%)		9,893,952

NET ASSETS (100.0%)		$704,704,392

NOTES TO SCHEDULE OF INVESTMENTS

∞	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted or excepted from such registration requirements. At July 31, 2007, the value of 144A securities that could not be exchanged to the registered form is $76,892,375 or 10.9% of net assets.

#	Non-income producing security.

^	Security, or portion of security, is on loan.

‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2007.

Note: The date shown on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.
See accompanying notes to Schedule of Investments

CALAMOS CONVERTIBLE FUND

FORWARD FOREIGN CURRENCY CONTRACTS

	Settlement	Local	Current	Unrealized
Short Contracts	Date	Currency	Value	Gain/Loss

Euro	10/25/07	2,183,000	2,994,432	$31,280
Swiss Franc	10/25/07	4,924,000	4,123,329	(10,365)

				$20,915

CALAMOS MARKET NEUTRAL INCOME FUND
Schedule of Investments July 31, 2007 (unaudited)

Principal
Amount		Value

Convertible Bonds (43.1%)

	Consumer Discretionary (4.0%)
$8,000,000	ArvinMeritor, Inc.*<> 4.625%, 03/01/26	$9,280,000
5,000,000	Asbury Automotive Group, Inc.*<> 3.000%, 09/15/12	4,518,750
15,000,000	Charming Shoppes, Inc.* 1.125%, 05/01/14	12,562,500
2,000,000	Eddie Bauer Holdings, Inc.* 5.250%, 04/01/14	2,270,000
24,000,000	Ford Motor Company 4.250%, 12/15/36	27,900,000

		56,531,250

	Consumer Staples (2.1%)
13,000,000	Archer-Daniels-Midland Company*<> 0.875%, 02/15/14	12,577,500
	Chattem, Inc.*
9,000,000	2.000%, 11/15/13	10,226,250
2,000,000	1.625%, 05/01/14	1,907,500
5,000,000	Spartan Stores, Inc.* 3.375%, 05/15/27	5,193,750

		29,905,000

	Energy (1.3%)
10,000,000	Superior Energy Services, Inc.* 1.500%, 12/15/26	10,862,500
2,500,000	Trico Marine Services, Inc.* 3.000%, 01/15/27	2,620,000
2,500,000	Willbros Group, Inc. 2.750%, 03/15/24	4,084,375

		17,566,875

	Financials (0.4%)
6,000,000	AmeriCredit Corp.*<> 2.125%, 09/15/13	5,370,000

	Health Care (11.6%)
13,200,000	Alpharma, Inc. 2.125%, 03/15/27	12,771,000
5,000,000	Aspect Medical Systems, Inc.* 2.500%, 06/15/14	4,568,750
	BioMarin Pharmaceutical, Inc.
11,380,000	2.500%, 03/29/13~	14,424,150
4,600,000	1.875%, 04/23/17	4,858,750
4,000,000	Chemed Corp.* 1.875%, 05/15/14	3,985,000
4,000,000	Conceptus, Inc. 2.250%, 02/15/27	3,310,000
7,600,000	Conmed Corp. 2.500%, 11/15/24	7,239,000
8,700,000	Edwards Lifesciences Corp.<> 3.875%, 05/15/33	8,884,875
13,500,000	Emdeon Corp. 3.125%, 09/01/25	13,584,375
4,000,000	Five Star Quality Care, Inc.* 3.750%, 10/15/26	3,495,000
7,000,000	Henry Schein, Inc. 3.000%, 08/15/34	9,073,750
5,000,000	Illumina, Inc.*
	0.625%, 02/15/14	5,843,750
7,000,000	Integra LifeSciences Holdings Corp.* 2.375%, 06/01/12	6,868,750
5,000,000	ISIS Pharmaceuticals, Inc.* 2.625%, 02/15/27	4,975,000
8,000,000	Kyphon Inc.* 1.000%, 02/01/12	9,900,000
10,400,000	Millennium Pharmaceuticals, Inc. 2.250%, 11/15/11	9,516,000
3,000,000	SonoSite, Inc. 3.750%, 07/15/14	2,921,250
16,000,000	St. Jude Medical, Inc.* 1.220%, 12/15/08	16,260,000
10,000,000	Thoratec Corp. 1.380%, 05/16/34	6,975,000
5,000,000	TriZetto Group, Inc.* 1.125%, 04/15/12	4,537,500
9,400,000	ViroPharma, Inc. 2.000%, 03/15/17	8,366,000

		162,357,900

	Industrials (8.3%)
9,920,000	Alliant Techsystems, Inc.<> 2.750%, 02/15/24	13,032,400
6,750,000	Ceradyne, Inc. 2.875%, 12/15/35	9,568,125
10,000,000	Covanta Holding Corp.<> 1.000%, 02/01/27	9,762,500
15,000,000	DRS Technologies, Inc.* 2.000%, 02/01/26	15,712,500
12,500,000	Orbital Sciences Corp.* 2.438%, 01/15/27	13,437,500
	School Specialty, Inc.
10,000,000	3.750%, 11/30/26*	9,650,000
3,500,000	3.750%, 11/30/26	3,377,500
10,000,000	Suntech Power Holdings Company, Ltd.* 0.250%, 02/15/12	10,450,000
5,000,000	Trinity Industries, Inc. 3.875%, 06/01/36	5,150,000
10,000,000	Triumph Group, Inc.* 2.625%, 10/01/26	15,175,000
12,500,000	WESCO International, Inc.* 1.750%, 11/15/26	11,234,375

		116,549,900

	Information Technology (14.5%)
4,500,000	ARRIS Group, Inc. 2.000%, 11/15/26	5,140,665
7,000,000	Borland Software Corp.*<> 2.750%, 02/15/12	7,122,500
8,000,000	Ciena Corp. 0.875%, 06/15/17	8,670,000
9,500,000	Coherent, Inc.*<> 2.750%, 03/01/11	9,701,875
12,500,000	Cypress Semiconductor Corp.* 1.000%, 09/15/09	14,671,875
20,000,000	EMC Corp.* 1.750%, 12/01/11	26,150,000
See accompanying Notes to Schedule of Investments

CALAMOS MARKET NEUTRAL INCOME FUND
Schedule of Investments July 31, 2007 (unaudited)

Principal
Amount		Value

$7,400,000	Epicor Software Corp. 2.375%, 05/15/27	$6,919,000
3,900,000	Equinix, Inc. 2.500%, 04/15/12	3,973,125
	Informatica Corp.
8,400,000	3.000%, 03/15/26*<>	8,253,000
4,700,000	3.000%, 03/15/26	4,617,750
10,200,000	Itron, Inc. 2.500%, 08/01/26	13,935,750
3,000,000	Kemet Corp.*<> 2.250%, 11/15/26	2,853,750
5,000,000	Lawson Software Americas, Inc.* 2.500%, 04/15/12	5,150,000
6,000,000	Macrovision Corp.* 2.625%, 08/15/11	6,420,000
4,800,000	Mentor Graphics Corp.‡ 7.006%, 08/06/23	4,894,080
9,300,000	Micron Technology, Inc. 1.875%, 06/01/14	9,532,500
	Newport Corp.
5,000,000	2.500%, 02/15/12*	4,368,750
2,000,000	2.500%, 02/15/12	1,747,500
10,000,000	Nortel Networks Corp.* 1.750%, 04/15/12	8,750,000
11,500,000	ON Semiconductor Corp.* 2.625%, 12/15/26	15,093,750
10,000,000	RF Micro Devices, Inc.* 0.750%, 04/15/12	10,325,000
4,500,000	SAVVIS, Inc. 3.000%, 05/15/12	4,061,250
6,000,000	SPSS, Inc.* 2.500%, 03/15/12	6,727,500
7,800,000	Sybase, Inc. 1.750%, 02/22/25	8,550,750
5,000,000	Tektronix, Inc.* 1.625%, 07/15/12	4,937,500

		202,567,870

	Telecommunication Services (0.9%)
12,000,000	SBA Communications Corp.* 0.375%, 12/01/10	13,260,000

	TOTAL CONVERTIBLE BONDS (Cost $580,175,845)	604,108,795

Synthetic Convertible Securities (9.7%)
Corporate Bonds (3.3%)

	Consumer Discretionary (0.7%)
5,000,000	Beazer Homes USA, Inc. 6.500%, 11/15/13	3,900,000
2,000,000	Warner Music Group<> 7.375%, 04/15/14	1,800,000
5,700,000	WCI Communities, Inc.<> 7.875%, 10/01/13	4,474,500

		10,174,500

	Financials (0.6%)
8,000,000	American Express Company<> 3.750%, 11/20/07	7,958,824

	Health Care (0.8%)
4,600,000	Omnicare, Inc. 6.125%, 06/01/13	4,151,500
7,000,000	Valeant Pharmaceuticals International<> 7.000%, 12/15/11	6,685,000

		10,836,500

	Industrials (1.1%)
8,000,000	Deere & Company<> 4.500%, 08/22/07	7,996,120
8,000,000	General Electric Company 4.125%, 03/04/08	7,948,240

		15,944,360

	Materials (0.1%)
2,000,000	Westlake Chemical Corp.<> 6.625%, 01/15/16	1,840,000

	Total Corporate Bonds	46,754,184

U.S. Government and Agency Securities (4.4%)

13,250,000	Federal Home Loan Mortgage Corp. 3.625%, 02/15/08	13,135,202
13,250,000	Federal National Mortgage Association 4.625%, 01/15/08	13,210,435
	United States Treasury Notes
20,000,000	4.875%, 05/31/08	20,007,820
15,000,000	4.000%, 09/30/07	14,977,740

	Total U.S. Government and Agency Securities	61,331,197

Number of
Contracts		Value

Options (2.0%)

	Consumer Discretionary (0.4%)
1,550	Aeropostale, Inc.# Call, 01/17/09, Strike $45.00	875,750
530	Garmin, Ltd.# Call, 01/17/09, Strike $80.00	1,062,650
2,400	Pep Boys — Manny, Moe & Jack# Call, 01/19/08, Strike $20.00	210,000
	Sony Corp.#
1,060	Call, 01/17/09, Strike $50.00	1,113,000
1,060	Call, 01/17/09, Strike $60.00	636,000
600	Wynn Resorts, Ltd.# Call, 01/17/09, Strike $95.00	1,215,000

		5,112,400

	Consumer Staples (0.1%)
4,100	CVS Corp.# Call, 01/17/09, Strike $40.00	1,455,500

	Energy (0.1%)
850	CONSOL Energy Inc.# Call, 01/17/09, Strike $45.00	646,000
1,450	Forest Oil Corp.# Call, 02/16/08, Strike $40.00	659,750
See accompanying Notes to Schedule of Investments

CALAMOS MARKET NEUTRAL INCOME FUND
Schedule of Investments July 31, 2007 (unaudited)

Number of
Contracts		Value
800	XTO Energy, Inc.# Call, 01/17/09, Strike $60.00	$640,000

		1,945,750

	Health Care (0.3%)
2,250	Cigna Corp.# Call, 01/17/09, Strike $51.62	1,912,500
900	Health Net, Inc.# Call, 01/19/08, Strike $50.00	364,500
4,000	King Pharmaceuticals, Inc.# Call, 01/17/09, Strike $20.00	810,000
	Zimmer Holdings, Inc.#
950	Call, 01/17/09, Strike $95.00	479,750
600	Call, 01/17/09, Strike $80.00	687,000

		4,253,750

	Industrials (0.3%)
2,400	Clean Harbors, Inc.# Put, 01/19/08, Strike $45.00	804,000
500	Foster Wheeler, Ltd.# Call, 01/17/09, Strike $115.00	1,332,500
2,500	J. B. Hunt Transport Services, Inc.# Put, 01/19/08, Strike $30.00	900,000
700	Manitowoc Company, Inc.# Call, 01/19/08, Strike $80.00	640,500

		3,677,000

	Information Technology (0.7%)
2,800	Adaptec, Inc.# Call, 01/19/08, Strike $7.50	21,000
7,300	Avaya, Inc.# Call, 01/17/09, Strike $12.50	3,504,000
2,400	Compuware Corp.# Call, 01/17/09, Strike $12.50	156,000
1,350	Corning, Inc.# Call, 01/17/09, Strike $25.00	600,750
900	j2 Global Communications, Inc.# Call, 01/19/08, Strike $35.00	279,000
1,700	MEMC Electronic Materials, Inc.# Call, 01/17/09, Strike $65.00	2,346,000
1,100	NETGEAR, Inc.# Call, 03/22/08, Strike $35.00	242,000
180	Research In Motion, Ltd.# Call, 01/17/09, Strike $240.00	782,100
3,700	Shanda Interactive Entertainment, Ltd.# Call, 01/19/08, Strike $30.00	1,350,500
970	Sina Corp.# Call, 01/19/08, Strike $40.00	645,050

		9,926,400

	Telecommunication Services (0.1%)
750	America Movil, S.A. de C.V.# Call, 01/17/09, Strike $60.00	918,750
700	America Movil, SA de CV# Call, 01/17/09, Strike $65.00	703,500

		1,622,250

	Total Options	27,993,050

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $145,510,839)	136,078,431

Number of
Shares		Value
Convertible Preferred Stocks (4.2%)

	Energy (1.2%)
	Chesapeake Energy Corp.<>
122,500	5.000%	13,367,813
29,000	5.000%*	3,164,625

		16,532,438

	Financials (0.5%)
186,000	BankUnited Financial Corp.<> 6.750%	7,485,570

	Materials (1.6%)
155,000	Freeport-McMoran Copper & Gold, Inc.<> 6.750%	21,940,250

	Telecommunication Services (0.9%)
212,000	Crown Castle International Corp.<> 6.250%	12,243,000

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $52,332,616)	58,201,258

Common Stocks (38.1%)

	Consumer Discretionary (3.9%)
50,000	Carnival Corp.	2,215,500
55,000	Coach, Inc.#~	2,500,300
213,500	Comcast Corp.#~	5,608,645
140,700	Home Depot, Inc.	5,229,819
40,000	Kohl’s Corp.#~	2,432,000
79,000	Lowe’s Companies, Inc.~	2,212,790
112,500	McDonald’s Corp.~	5,385,375
232,500	News Corp., Class B~	5,268,450
76,200	Nike, Inc.~	4,301,490
46,800	Nordstrom, Inc.~	2,226,744
50,000	Omnicom Group, Inc.	2,593,500
46,300	Target Corp.~	2,804,391
208,500	Time Warner, Inc.~	4,015,710
254,300	Walt Disney Company~	8,391,900

		55,186,614

	Consumer Staples (4.3%)
172,500	Altria Group, Inc.~	11,466,075
58,000	Anheuser-Busch Companies, Inc.~	2,828,660
200,000	Coca-Cola Company~	10,422,000
42,300	Colgate-Palmolive Company~	2,791,800
95,000	Kroger Company~	2,466,200
126,800	PepsiCo, Inc.~	8,320,616
167,800	Procter & Gamble Company~	10,380,108
See accompanying Notes to Schedule of Investments

CALAMOS MARKET NEUTRAL INCOME FUND
Schedule of Investments July 31, 2007 (unaudited)

Number of
Shares		Value
45,000	Reynolds American, Inc.~	$2,752,650
124,500	Wal-Mart Stores, Inc.~	5,720,775
60,000	Walgreen Company	2,650,800

		59,799,684

	Energy (3.9%)
88,500	Chevron Corp.~	7,545,510
53,886	ConocoPhillips~	4,356,144
33,200	Devon Energy Corp.~	2,477,052
223,050	Exxon Mobil Corp.~	18,988,247
80,000	Halliburton Company~	2,881,600
55,000	Marathon Oil Corp.~	3,036,000
94,200	Schlumberger, Ltd.	8,922,624
27,300	Spectra Energy Corp.~	695,331
30,000	Transocean, Inc.#~	3,223,500
39,200	Valero Energy Corp.~	2,626,792

		54,752,800

	Financials (8.0%)
57,500	Allstate Corp.~	3,056,125
90,000	American Express Company~	5,268,600
110,100	American International Group, Inc.~	7,066,218
205,900	Bank of America Corp.~	9,763,778
55,188	Bank of New York Mellon Corp.~	2,348,249
55,000	Chubb Corp.~	2,772,550
316,300	Citigroup, Inc.~	14,730,091
38,000	Discover Financial Services#	875,900
20,600	Franklin Resources, Inc.~	2,623,822
28,100	Goldman Sachs Group, Inc.~	5,292,354
25,500	Hartford Financial Services Group, Inc.~	2,342,685
212,700	JPMorgan Chase & Company~	9,360,927
55,000	Loews Corp.	2,607,000
91,000	Merrill Lynch & Company, Inc. ~	6,752,200
76,800	MetLife, Inc.~	4,624,896
111,000	Morgan Stanley~	7,089,570
36,900	PNC Financial Services Group, Inc.~	2,459,385
60,000	Prudential Financial, Inc.~	5,317,800
52,600	St. Paul Travelers Companies, Inc.~	2,671,028
52,400	T Rowe Price Group, Inc.	2,731,612
140,000	U.S. Bancorp~	4,193,000
108,700	Wachovia Corp.~	5,131,727
84,000	Wells Fargo & Company~	2,836,680

		111,916,197

	Health Care (4.5%)
152,800	Abbott Laboratories~	7,745,432
44,700	Amgen, Inc.#~	2,402,178
100,200	Bristol-Myers Squibb Company~	2,846,682
26,750	Covidien, Ltd.#~	1,095,412
80,000	Eli Lilly and Company~	4,327,200
70,000	Gilead Sciences, Inc.#	2,606,100
124,500	Johnson & Johnson~	7,532,250
174,200	Merck & Company, Inc.~	8,649,030
563,600	Pfizer, Inc.~	13,250,236
105,000	Schering-Plough Corp.~	2,996,700
45,000	UnitedHealth Group, Inc.~	2,179,350
33,000	Wellpoint, Inc.#	2,478,960
104,950	Wyeth~	5,092,174

		63,201,704

	Industrials (4.4%)
29,600	Boeing Company~	$3,061,528
28,800	Burlington Northern Santa Fe Corp.~	2,365,632
85,000	Clean Harbors, Inc.#	4,082,550
30,100	Danaher Corp.~	2,247,868
55,400	Emerson Electric Company~	2,607,678
36,000	General Dynamics Corp.~	2,828,160
480,000	General Electric Company~	18,604,800
99,000	Honeywell International, Inc.~	5,693,490
115,000	J. B. Hunt Transport Services, Inc.	3,211,950
33,400	Lockheed Martin Corp.	3,289,232
60,200	Norfolk Southern Corp.~	3,237,556
48,800	Raytheon Company~	2,701,568
26,750	Tyco International, Ltd.	1,265,008
21,100	Union Pacific Corp.~	2,513,854
60,000	United Technologies Corp.~	4,378,200

		62,089,074

	Information Technology (6.8%)
67,000	Accenture, Ltd.~	2,822,710
131,000	Automatic Data Processing, Inc.~	6,081,020
300,000	Cisco Systems, Inc.#~	8,673,000
110,000	Dell, Inc.#~	3,076,700
102,300	Electronic Data Systems Corp.~	2,761,077
16,500	Google, Inc.#~	8,415,000
198,400	Hewlett-Packard Company~	9,132,352
460,500	Intel Corp.~	10,877,010
99,700	International Business Machines Corp.~	11,031,805
553,400	Microsoft Corp.~	16,043,066
166,000	Motorola, Inc.~	2,820,340
377,000	Oracle Corp.#	7,208,240
62,100	QUALCOMM, Inc.	2,586,465
79,300	Texas Instruments, Inc.~	2,790,567
26,750	Tyco Electronics, Ltd.#	958,185

		95,277,537

	Materials (0.4%)
66,300	Newmont Mining Corp.~	2,768,025
50,000	Nucor Corp.	2,510,000

		5,278,025

	Telecommunication Services (0.8%)
280,100	AT&T, Inc.~	10,968,716

	Utilities (1.1%)
129,600	Duke Energy Corp.~	2,207,088
30,000	Entergy Corp.	2,998,800
67,000	Exelon Corp.~	4,700,050
50,000	FPL Goup, Inc~	2,886,500
70,000	Progress Energy, Inc.	3,056,200

		15,848,638

	TOTAL COMMON STOCKS (Cost $537,171,737)	534,318,989

See accompanying Notes to Schedule of Investments

CALAMOS MARKET NEUTRAL INCOME FUND
Schedule of Investments July 31, 2007 (unaudited)

Number of
Contracts		Value
Options (0.4%)

	Financials (0.4%)
	S & P 500 Index#
695	Put, 09/22/07, Strike $1,425.00	$2,269,175
520	Put, 12/22/07, Strike $1,400.00	2,384,200
150	Put, 12/22/07, Strike $1,425.00	797,250
60	Put, 09/22/07, Strike $1,400.00	156,300

	TOTAL OPTIONS (Cost $3,194,450)	5,606,925

Number of
Shares		Value
Investment in Affiliated Fund (3.3%)
46,370,771	Calamos Government Money Market Fund — Class I Shares 5.111% (Cost $46,370,771)	46,370,771

TOTAL INVESTMENTS (98.8%) (Cost $1,364,756,258)		1,384,685,169

OTHER ASSETS, LESS LIABILITIES (1.2%)		16,289,472

NET ASSETS (100.0%)		1,400,974,641

Common Stocks Sold Short (-28.2%)

	Consumer Discretionary (-3.0%)
(49,000)	Aeropostale, Inc.	(1,865,920)
(267,000)	ArvinMeritor, Inc.	(5,294,610)
(58,500)	Asbury Automotive Group, Inc.	(1,294,020)
(485,600)	Charming Shoppes, Inc.	(4,797,728)
(118,500)	Eddie Bauer Holdings, Inc.	(1,429,110)
(1,992,500)	Ford Motor Company	(16,956,175)
(21,000)	Garmin, Ltd.	(1,761,900)
(38,500)	Pep Boys — Manny, Moe & Jack	(651,805)
(70,000)	Sony Corp.	(3,691,800)
(39,000)	Wynn Resorts, Ltd.	(3,765,840)

		(41,508,908)

	Consumer Staples (-1.4%)
(192,900)	Archer-Daniels-Midland Company	(6,481,440)
(120,000)	Chattem, Inc.	(6,739,200)
(95,000)	CVS Corp.	(3,343,050)
(97,000)	Spartan Stores, Inc.	(2,839,190)

		(19,402,880)

	Energy (-1.6%)
(220,500)	Chesapeake Energy Corp.	(7,505,820)
(23,000)	CONSOL Energy Inc.	(957,950)
(55,000)	Forest Oil Corp.	(2,225,850)
(120,000)	Superior Energy Services, Inc.	(4,838,400)
(40,300)	Trico Marine Services, Inc.	(1,428,635)
(112,500)	Willbros Group, Inc.	(3,546,000)
(34,000)	XTO Energy, Inc.	(1,854,020)

		(22,356,675)

	Financials (-0.5%)
(124,500)	AmeriCredit Corp.	$(2,532,330)
(275,000)	BankUnited Financial Corp.	(4,631,000)
		(7,163,330)

	Health Care (-6.2%)
(255,100)	Alpharma, Inc.	(6,323,929)
(180,000)	Aspect Medical Systems, Inc.	(2,449,800)
(653,650)	BioMarin Pharmaceutical, Inc.	(11,804,919)
(30,000)	Chemed Corp.	(1,898,400)
(90,000)	Cigna Corp.	(4,647,600)
(70,800)	Conceptus, Inc.	(1,146,960)
(83,000)	Conmed Corp.	(2,315,700)
(63,400)	Edwards Lifesciences Corp.	(2,913,864)
(154,000)	Five Star Quality Care, Inc.	(1,139,600)
(546,500)	Health Corp.	(6,918,690)
(30,500)	Health Net, Inc.	(1,510,970)
(99,000)	Henry Schein, Inc.	(5,379,660)
(97,500)	Illumina, Inc.	(4,443,075)
(54,500)	Integra LifeSciences Holdings Corp.	(2,705,925)
(171,000)	ISIS Pharmaceuticals, Inc.	(1,780,110)
(140,000)	King Pharmaceuticals, Inc.	(2,381,400)
(82,500)	Kyphon. Inc.	(5,413,650)
(364,800)	Millennium Pharmaceuticals, Inc.	(3,680,832)
(42,150)	SonoSite, Inc.	(1,192,845)
(76,000)	St. Jude Medical, Inc.	(3,278,640)
(191,400)	Thoratec Corp.	(3,715,074)
(123,600)	TriZetto Goup, Inc.	(1,981,308)
(294,600)	ViroPharma, Inc.	(3,785,610)
(58,000)	Zimmer Holdings, Inc.	(4,510,080)

		(87,318,641)

	Industrials (-4.6%)
(82,600)	Alliant Techsystems, Inc.	(8,186,486)
(92,350)	Ceradyne, Inc.	(6,892,081)
(195,000)	Covanta Holding Corp.	(4,422,600)
(132,300)	DRS Technologies, Inc.	(6,927,228)
(18,000)	Foster Wheeler, Ltd.	(2,023,020)
(14,500)	Manitowoc Company, Inc.	(1,126,215)
(306,300)	Orbital Sciences Corp.	(6,490,497)
(138,205)	School Specialty, Inc.	(4,759,780)
(115,000)	Suntech Power Holdings Company, Ltd.	(4,637,950)
(81,600)	Trinity Industries, Inc.	(3,119,568)
(164,500)	Triumph Group, Inc.	(12,536,545)
(63,500)	WESCO International, Inc.	(3,400,425)

		(64,522,395)

	Information Technology (-8.2%)
(168,000)	ARRIS Group, Inc.	(2,489,760)
(793,700)	Borland Software Corp.	(4,214,547)
(159,000)	Ciena Corp.	(5,808,270)
(133,600)	Coherent, Inc.	(3,867,720)
(62,000)	Corning, Inc.	(1,478,080)
(341,600)	Cypress Semiconductor Corp.	(8,560,496)
(808,000)	EMC Corp.	(14,956,080)
(248,000)	Epicor Software Corp.	(3,238,880)
(17,500)	Equinix, Inc.	(1,520,925)
(307,500)	Informatica Corp.	(4,286,550)
(125,478)	Itron, Inc.	(9,966,718)
(23,000)	j2 Global Communications, Inc.	(750,720)
(187,000)	Kemet Corp.	(1,316,480)
See accompanying Notes to Schedule of Investments

CALAMOS MARKET NEUTRAL INCOME FUND
Schedule of Investments July 31, 2007 (unaudited)

Number of
Shares		Value
(279,495)	Lawson Software Americas, Inc.	$(2,663,586)
(159,000)	Macrovision Corp.	(3,781,020)
(68,000)	MEMC Electronic Materials, Inc.	(4,169,760)
(387,000)	Micron Technology, Inc.	(4,593,690)
(16,500)	NETGEAR, Inc.	(456,390)
(142,000)	Newport Corp.	(1,855,940)
(155,000)	Nortel Networks Corp.	(3,354,200)
(820,000)	ON Semiconductor Corp.	(9,692,400)
(6,800)	Research In Motion, Ltd.	(1,455,200)
(709,000)	RF Micro Devices, Inc.	(4,920,460)
(32,500)	Savvis, Inc.	(1,220,700)
(95,000)	Shanda Interactive Entertainment, Ltd.	(2,732,200)
(48,500)	Sina Corp.	(2,086,470)
(79,500)	SPSS, Inc.	(3,262,680)
(169,000)	Sybase, Inc.	(4,008,680)
(74,400)	Tektronix, Inc.	(2,444,040)

		(115,152,642)

	Materials (-1.4%)
(210,200)	Freeport-McMoRan Copper & Gold, Inc.	(19,754,596)

	Telecommunication Services (-1.3%)
(55,000)	America Movil, SA de CV	(3,293,400)
(173,800)	Crown Castle International Corp.	(6,300,250)
(250,433)	SBA Communications Corp.	(8,344,428)

		(17,938,078)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $363,117,276)	(395,118,145)

Number of
Contracts		Value
Written Options (-0.6%)

	Consumer Discretionary (0.0%)
160	Garmin, Ltd.# Call, 01/19/08, Strike $100.00	(84,800)

	Financials (-0.6%)
	S & P 500 Index#
650	Call, 12/22/07, Strike $1,550.00	(2,206,750)
610	Call, 12/22/07, Strike $1,575.00	(1,534,150)
570	Call, 09/22/07, Strike $1,475.00	(2,163,150)
230	Call, 09/22/07, Strike $1,540.00	(262,200)
200	Call, 09/22/07, Strike $1,450.00	(1,053,000)
175	Call, 10/20/07, Strike $1,525.00	(455,875)
100	Call, 09/22/07, Strike $1,525.00	(159,000)

		(7,834,125)

	Health Care (0.0%)
660	BioMarin Pharmaceutical, Inc.# Call, 01/19/08, Strike $22.50	(70,950)
350	ISIS Pharmaceuticals, Inc.# Call, 01/19/08, Strike $12.50	(44,625)

		(115,575)

	Industrials (0.0%)
100	Foster Wheeler, Ltd.# Call, 08/18/07, Strike $130.00	(19,450)

	TOTAL WRITTEN OPTIONS (Premium $11,401,648)	$(8,053,950)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted or excepted from such registration requirements. At July 31, 2007 the value of 144A securities that could not be exchanged to the registered form is $159,545,625 or 11.4% of net assets.

#	Non-income producing security.

‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2007.

~	Security, or portion of security, is held in a segregated account as collateral for written options aggregating a total value of $360,888,681.

<>	Security, or portion of security, is held in a segregated account as collateral for securities sold short aggregating a total value of $163,758,992.
Note: The date shown on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.
See accompanying Notes to Schedule of Investments

CALAMOS HIGH YIELD FUND
Schedule of Investments July 31, 2007 (unaudited)

Principal
Amount		Value

Corporate Bonds (55.8%)

	Consumer Discretionary (19.9%)
$2,571,000	Asbury Automotive Group, Inc.* 7.625%, 03/15/17	$2,378,175
1,206,000	DIRECTV Financing Company, Inc. 8.375%, 03/15/13	1,227,105
935,000	EchoStar DBS Corp. 7.125%, 02/01/16	888,250
2,945,000	Expedia, Inc. 7.456%, 08/15/18	2,881,644
	Ford Motor Company
2,571,000	7.875%, 06/15/10	2,460,133
958,000	8.625%, 11/01/10	931,647
2,244,000	GameStop Corp.^ 8.000%, 10/01/12	2,280,465
	General Motors Corp.^
2,337,000	7.200%, 01/15/11	2,109,143
187,000	7.125%, 07/15/13	159,418
	Goodyear Tire & Rubber Company
1,683,000	7.857%, 08/15/11	1,674,585
1,683,000	7.000%, 03/15/28	1,455,795
1,636,000	Hanes Brands, Inc.^‡ 8.784%, 12/15/14	1,611,460
982,000	Hovnanian Enterprises, Inc.^ 7.750%, 05/15/13	756,140
3,015,000	Idearc, Inc. 8.000%, 11/15/16	2,871,787
795,000	Jarden Corp. 7.500%, 05/01/17	719,475
1,870,000	Liberty Media Corp. 8.250%, 02/01/30	1,792,260
2,805,000	Mandalay Resort Group 7.625%, 07/15/13	2,531,513
2,711,000	Oxford Industries, Inc. 8.875%, 06/01/11	2,751,665
280,000	Phillips-Van Heusen Corp. 8.125%, 05/01/13	284,200
1,683,000	Pinnacle Entertainment, Inc.^ 8.750%, 10/01/13	1,733,490
140,000	RH Donnelley Financial Corp.* 10.875%, 12/15/12	148,400
2,571,000	Royal Caribbean Cruises, Ltd. 7.500%, 10/15/27	2,286,478
2,571,000	Service Corporation International* 7.500%, 04/01/27	2,301,045
2,103,000	Warnaco Group, Inc. 8.875%, 06/15/13	2,218,665
935,000	Warner Music Group 8.125%, 04/15/14	1,851,602
	WCI Communities, Inc.
2,244,000	6.625%, 03/15/15	1,739,100
1,005,000	7.875%, 10/01/13	788,925

		44,832,565

	Consumer Staples (8.0%)
1,440,000	Alliance One International, Inc.* 8.500%, 05/15/12	1,425,600
1,239,000	Chattem, Inc.^ 7.000%, 03/01/14	1,170,855
1,402,000	Chiquita Brands International, Inc.^ 8.875%, 12/01/15	1,212,730
2,571,000	Constellation Brands, Inc. 7.250%, 09/01/16	2,429,595
	Dole Food Company, Inc.
1,122,000	7.250%, 06/15/10	1,035,045
560,000	8.875%, 03/15/11^	523,600
1,122,000	NBTY, Inc. 7.125%, 10/01/15	1,093,950
2,805,000	Pilgrim’s Pride Corp. 7.625%, 05/01/15	2,720,850
2,571,000	Reynolds American, Inc. 7.300%, 07/15/15	2,615,555
2,805,000	Smithfield Foods, Inc. 7.750%, 05/15/13	2,776,950
1,169,000	SUPERVALU, Inc. 7.500%, 11/15/14	1,122,240

		18,126,970

	Energy (7.0%)
1,870,000	Arch Western Financial, LLC 6.750%, 07/01/13	1,711,050
1,402,000	Comstock Resources, Inc. 6.875%, 03/01/12	1,303,860
935,000	GulfMark Offshore, Inc. 7.750%, 07/15/14	920,975
2,033,000	Hanover Compressor Company 9.000%, 06/01/14	2,251,548
3,178,000	Petrohawk Energy Corp. 7.125%, 04/01/12	3,130,330
2,524,000	Petróleo Brasileiro, SA 8.375%, 12/10/18	2,833,190
1,356,000	Superior Energy Services, Inc. 6.875%, 06/01/14	1,267,860
2,220,000	Williams Companies, Inc. 7.750%, 06/15/31	2,250,525

		15,669,338

	Financials (3.1%)
	E*TRADE Financial Corp.^
1,954,000	7.375%, 09/15/13	1,973,540
1,215,000	7.875%, 12/01/15	1,257,525
935,000	Host Hotels & Resorts, Inc.^ 7.125%, 11/01/13	913,963
2,781,000	Leucadia National Corp. 7.000%, 08/15/13	2,628,045
327,000	Omega Healthcare Investors, Inc. 7.000%, 04/01/14	313,920

		7,086,993

	Health Care (3.1%)
1,178,000	Bausch & Lomb, Inc. •¤ 7.125%, 08/01/28	813,291
2,337,000	Bio-Rad Laboratories, Inc. 7.500%, 08/15/13	2,313,630
1,402,000	Community Health Systems, Inc.* 8.875%, 07/15/15	1,368,703
See accompanying notes to Schedule of Investments

CALAMOS HIGH YIELD FUND
Schedule of Investments July 31, 2007 (unaudited)

Principal
Amount		Value

$140,000	DaVita, Inc. 7.250%, 03/15/15	$133,350
	Psychiatric Solutions, Inc.
2,141,000	7.750%, 07/15/15*	2,044,655
430,000	7.750%, 07/15/15	410,650

		7,084,279

	Industrials (4.5%)
935,000	American Airlines, Inc. 7.250%, 02/05/09	920,975
935,000	Gardner Denver, Inc. 8.000%, 05/01/13	951,204
1,800,000	General Cable Corp.^ 7.125%, 04/01/17	1,755,000
1,402,000	IKON Office Solutions, Inc.^ 7.750%, 09/15/15	1,380,970
1,617,000	Terex Corp. 7.375%, 01/15/14	1,592,745
3,763,000	Wesco Distribution, Inc. 7.500%, 10/15/17	3,593,665

		10,194,559

	Information Technology (3.3%)
1,217,000	Advanced Micro Devices, Inc.^ 7.750%, 11/01/12	1,074,003
93,000	Avago Technologies^ 11.875%, 12/01/15	102,300
2,875,000	Freescale Semiconductor, Inc.* 8.875%, 12/15/14	2,601,875
3,753,000	SunGard Data Systems, Inc. 9.125%, 08/15/13	3,743,617

		7,521,795

	Materials (4.1%)
2,337,000	Boise Cascade Company 7.125%, 10/15/14	2,161,725
93,000	Gibraltar Industries, Inc. 8.000%, 12/01/15	88,815
	Ineos Group Holdings, PLC*
1,683,000	7.875%, 02/15/16	2,017,650
467,000	8.500%, 02/15/16^	422,635
	Mosaic Company*
1,402,000	7.625%, 12/01/16	1,416,020
888,000	7.375%, 12/01/14	888,000
1,402,000	Terra Industries, Inc.^ 7.000%, 02/01/17	1,331,900
	Union Carbide Corp.
603,000	7.875%, 04/01/23	618,015
327,000	7.500%, 06/01/25	323,828

		9,268,588

	Telecommunication Services (2.8%)
93,000	Citizens Communications Company 9.000%, 08/15/31	86,955
2,445,000	Leap Wireless International, Inc. 9.375%, 11/01/14	2,423,606
1,402,000	Qwest Communications International, Inc.^ 7.750%, 02/15/31	1,177,680
2,744,000	Syniverse Technologies, Inc. 7.750%, 08/15/13	2,538,200

		6,226,441

	TOTAL CORPORATE BONDS (Cost $131,592,725)	126,011,528

Convertible Bonds (27.5%)

	Consumer Discretionary (2.6%)
1,500,000	Ford Motor Company 4.250%, 12/15/36	1,743,750
1,950,000	General Motors Corp. 6.250%, 07/15/33	1,732,380
1,000,000	Punch Taverns Redwood Jersey Company Ltd. 5.000%, 12/14/10	2,424,667

		5,900,797

	Financials (1.2%)
2,750,000	Prudential Financial, Inc.^‡ 2.960%, 12/12/36	2,763,118

	Health Care (2.7%)
1,100,000	Invitrogen Corp. 3.250%, 06/15/25	1,111,000
2,750,000	LifePoint Hospitals, Inc. 3.500%, 05/15/14	2,423,437
2,250,000	Millipore Corp. 3.750%, 06/01/26	2,463,750

		5,998,187

	Industrials (7.5%)
1,250,000	EDO Corp. 4.000%, 11/15/25	1,453,125
3,300,000	FTI Consulting, Inc. 3.750%, 07/15/12	4,933,500
3,750,000	L-3 Communications Holdings, Inc.^ 3.000%, 08/01/35	4,209,375
5,000,000	Roper Industries, Inc. 1.481%, 01/15/34	3,800,000
2,400,000	Trinity Industries, Inc.^ 3.875%, 06/01/36	2,472,000

		16,868,000

	Information Technology (11.5%)
1,800,000	ASM International NV 4.250%, 12/06/11	2,518,020
900,000	Blackboard, Inc. 3.250%, 07/01/27	963,414
4,000,000	Electronic Data Systems Corp.^ 3.875%, 07/15/23	4,100,000
650,000	FEI Company^ 2.875%, 06/01/13	780,000
2,000,000	Frequency Electronics, Inc.*^ 2.875%, 06/01/13	2,400,000
3,000,000	Intel Corp.^ 2.950%, 12/15/35	2,928,750
2,750,000	Lawson Software Americas, Inc.* 2.500%, 04/15/12	2,832,500
4,000,000	Linear Technology Corp.* 3.000%, 05/01/27	4,060,000
See accompanying notes to Schedule of Investments

CALAMOS HIGH YIELD FUND
Schedule of Investments July 31, 2007 (unaudited)

Principal
Amount		Value

$5,250,000	Vishay Intertechnology, Inc. 3.625%, 08/01/23	$5,341,875

		25,924,559

	Telecommunication Services (0.9%)
2,000,000	NII Holdings, Inc.* 3.125%, 06/15/12	2,015,000

	Utilities (1.1%)
1,500,000	International Power, PLC 3.250%, 07/20/13	2,595,081

	TOTAL CONVERTIBLE BONDS (Cost $59,880,738)	62,064,742

Synthetic Convertible Securities (4.6%)

	Corporate Bonds (3.9%)

	Consumer Discretionary (1.4%)
179,000	Asbury Automotive Group, Inc.* 7.625%, 03/15/17	165,575
84,000	DIRECTV Financing Company, Inc. 8.375%, 03/15/13	85,470
65,000	EchoStar DBS Corp. 7.125%, 02/01/16	61,750
205,000	Expedia, Inc. 7.456%, 08/15/18	200,590
	Ford Motor Company
179,000	7.875%, 06/15/10	171,281
67,000	8.625%, 11/01/10	65,157
156,000	GameStop Corp.^ 8.000%, 10/01/12	158,535
	General Motors Corp.^
163,000	7.200%, 01/15/11	147,107
13,000	7.125%, 07/15/13	11,083
	Goodyear Tire & Rubber Company
117,000	7.857%, 08/15/11	116,415
117,000	7.000%, 03/15/28	101,205
114,000	Hanes Brands, Inc.^‡ 8.784%, 12/15/14	112,290
68,000	Hovnanian Enterprises, Inc.^ 7.750%, 05/15/13	52,360
210,000	Idearc, Inc. 8.000%, 11/15/16	200,025
55,000	Jarden Corp. 7.500%, 05/01/17	49,775
130,000	Liberty Media Corp. 8.250%, 02/01/30	124,596
195,000	Mandalay Resort Group 7.625%, 07/15/13	175,987
189,000	Oxford Industries, Inc. 8.875%, 06/01/11	191,835
20,000	Phillips-Van Heusen Corp. 8.125%, 05/01/13	20,300
117,000	Pinnacle Entertainment, Inc.^ 8.750%, 10/01/13	120,510
10,000	RH Donnelley Financial Corp.* 10.875%, 12/15/12	10,600
179,000	Royal Caribbean Cruises, Ltd. 7.500%, 10/15/27	159,191
179,000	Service Corporation International* 7.500%, 04/01/27	160,205
147,000	Warnaco Group, Inc. 8.875%, 06/15/13	155,085
65,000	Warner Music Group 8.125%, 04/15/14	128,721
	WCI Communities, Inc.
156,000	6.625%, 03/15/15	120,900
70,000	7.875%, 10/01/13	54,950

		3,121,498

	Consumer Staples (0.6%)
100,000	Alliance One International, Inc.* 8.500%, 05/15/12	99,000
86,000	Chattem, Inc.^ 7.000%, 03/01/14	81,270
98,000	Chiquita Brands International, Inc.^ 8.875%, 12/01/15	84,770
179,000	Constellation Brands, Inc. 7.250%, 09/01/16	169,155
	Dole Food Company, Inc.
78,000	7.250%, 06/15/10	71,955
39,000	8.875%, 03/15/11^	36,465
78,000	NBTY, Inc. 7.125%, 10/01/15	76,050
195,000	Pilgrim’s Pride Corp. 7.625%, 05/01/15	189,150
179,000	Reynolds American, Inc. 7.300%, 07/15/15	182,102
195,000	Smithfield Foods, Inc. 7.750%, 05/15/13	193,050
81,000	SUPERVALU, Inc. 7.500%, 11/15/14	77,760

		1,260,727

	Energy (0.5%)
130,000	Arch Western Financial, LLC 6.750%, 07/01/13	118,950
98,000	Comstock Resources, Inc. 6.875%, 03/01/12	91,140
65,000	GulfMark Offshore, Inc. 7.750%, 07/15/14	64,025
142,000	Hanover Compressor Company 9.000%, 06/01/14	157,265
222,000	Petrohawk Energy Corp. 7.125%, 04/01/12	218,670
176,000	Petróleo Brasileiro, SA 8.375%, 12/10/18	197,560
94,000	Superior Energy Services, Inc. 6.875%, 06/01/14	87,890
155,000	Williams Companies, Inc. 7.750%, 06/15/31	157,131

		1,092,631

	Financials (0.2%)
	E*TRADE Financial Corp.^
136,000	7.375%, 09/15/13	137,360
85,000	7.875%, 12/01/15	87,975
65,000	Host Hotels & Resorts, Inc.^ 7.125%, 11/01/13	63,538
See accompanying notes to Schedule of Investments

CALAMOS HIGH YIELD FUND
Schedule of Investments July 31, 2007 (unaudited)

Principal
Amount		Value

$194,000	Leucadia National Corp. 7.000%, 08/15/13	$183,330
23,000	Omega Healthcare Investors, Inc. 7.000%, 04/01/14	22,080

		494,283

	Health Care (0.2%)
82,000	Bausch & Lomb, Inc. •¤ 7.125%, 08/01/28	56,613
163,000	Bio-Rad Laboratories, Inc. 7.500%, 08/15/13	161,370
98,000	Community Health Systems, Inc.* 8.875%, 07/15/15	95,672
10,000	DaVita, Inc. 7.250%, 03/15/15	9,525
	Psychiatric Solutions, Inc.
149,000	7.750%, 07/15/15*	142,295
30,000	7.750%, 07/15/15	28,650

		494,125

	Industrials (0.3%)
65,000	American Airlines, Inc. 7.250%, 02/05/09	64,025
65,000	Gardner Denver, Inc. 8.000%, 05/01/13	66,127
125,000	General Cable Corp.^ 7.125%, 04/01/17	121,875
98,000	IKON Office Solutions, Inc.^ 7.750%, 09/15/15	96,530
113,000	Terex Corp. 7.375%, 01/15/14	111,305
262,000	Wesco Distribution, Inc. 7.500%, 10/15/17	250,210

		710,072

	Information Technology (0.2%)
85,000	Advanced Micro Devices, Inc.^ 7.750%, 11/01/12	75,012
7,000	Avago Technologies^ 11.875%, 12/01/15	7,700
200,000	Freescale Semiconductor, Inc.* 8.875%, 12/15/14	181,000
262,000	SunGard Data Systems, Inc. 9.125%, 08/15/13	261,345

		525,057

	Materials (0.3%)
163,000	Boise Cascade Company 7.125%, 10/15/14	150,775
7,000	Gibraltar Industries, Inc. 8.000%, 12/01/15	6,685
	Ineos Group Holdings, PLC*
117,000	7.875%, 02/15/16	140,264
33,000	8.500%, 02/15/16^	29,865
	Mosaic Company*
98,000	7.625%, 12/01/16	98,980
62,000	7.375%, 12/01/14	62,000
98,000	Terra Industries, Inc.^ 7.000%, 02/01/17	93,100
	Union Carbide Corp.
42,000	7.875%, 04/01/23	43,046
23,000	7.500%, 06/01/25	22,777

		647,492

	Telecommunication Services (0.2%)
7,000	Citizens Communications Company 9.000%, 08/15/31	6,545
170,000	Leap Wireless International, Inc. 9.375%, 11/01/14	168,513
98,000	Qwest Communications International, Inc.^ 7.750%, 02/15/31	82,320
191,000	Syniverse Technologies, Inc. 7.750%, 08/15/13	176,675

		434,053

	Total Corporate Bonds	8,779,938

Number of
Contracts		Value

	Options (0.7%)

	Consumer Discretionary (0.3%)
250	Coach, Inc.# Call, 01/17/09, Strike $50.00	158,750
35	Garmin, Ltd.# Call, 01/17/09, Strike $70.00	87,850
370	Nike, Inc.# Call, 01/17/09, Strike $55.00	333,000

		579,600

	Consumer Staples (0.0%)
85	Kroger Company# Call, 01/17/09, Strike $30.00	20,187

	Financials (0.2%)
120	Franklin Resouces, Inc.# Call, 01/17/09, Strike $125.00	281,400
35	Goldman Sachs Group, Inc.# Call, 01/17/09, Strike $220.00	78,225
90	Merrill Lynch & Company, Inc.# Call, 01/17/09, Strike $90.00	62,100

		421,725

	Information Technology (0.2%)
10	Apple, Inc.# Call, 01/17/09, Strike $140.00	27,600
500	Cisco Systems, Inc.# Call, 01/17/09, Strike $27.50	305,000
35	Hewlett-Packard Company# Call, 01/17/09, Strike $45.00	29,575
190	Infosys Technologies Ltd.# Call, 01/17/09, Strike $60.00	113,050

		475,225

	Telecommunication Services (0.0%)
20	America Movil, SA de CV# Call, 01/17/09, Strike $60.00	24,500
See accompanying notes to Schedule of Investments

CALAMOS HIGH YIELD FUND
Schedule of Investments July 31, 2007 (unaudited)

Number of
Contracts		Value

15	NII Holdings, Inc.# Call, 01/17/09, Strike $80.00	$28,500

		53,000

	Total Options	1,549,737

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $10,818,839)	10,329,675

Number of
Shares		Value

Convertible Preferred Stocks (9.8%)

	Consumer Discretionary (0.6%)
1,350	Stanley Works‡ 6.975%	1,421,719

	Financials (4.6%)
1,300	Fortis Insurance, NV (Assurant, Inc.)*¥ 7.750%	1,672,190
58,000	Lehman Brothers Holdings, Inc. (General Mills, Inc.)¥ 6.250%	1,515,540
151,500	MetLife, Inc. 6.375%	4,526,820
100,000	XL Capital, Ltd. 7.000%	2,736,000

		10,450,550

	Health Care (1.6%)
53,750	Schering-Plough Corp. 6.000%	3,469,025

	Materials (1.8%)
20,750	Freeport-McMoRan Copper & Gold, Inc. 6.750%	2,937,162
130	Givaudan SA 5.375%	1,120,079

		4,057,241

	Utilities (1.2%)
72,000	CenterPoint Energy, Inc. (Time Warner, Inc.)¥‡ 2.000%	2,635,920

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $21,374,727)	22,034,455

Number of
Contracts		Value

Options (0.3%)

	Financials (0.3%)
140	S & P 500 Index# Put, 12/22/07, Strike $1,400.00 (Cost $728,420)	641,900

Number of
Shares		Value

Investment in Affiliated Fund (0.6%)
1,326,608	Calamos Government Money Market Fund — Class I Shares 5.111% (Cost $1,326,608)	1,326,608

Investments of Cash Collateral for Securities on Loan (17.1%)
38,733,000	Bank of New York Institutional Cash Reserve Fund 5.401% (Cost $38,733,000)	38,733,000

TOTAL INVESTMENTS (115.7%) (Cost $264,455,057)		261,141,908

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-17.1%)		(38,733,000)

OTHER ASSETS, LESS LIABILITIES (1.4%)		3,377,314

NET ASSETS (100.0%)		$225,786,222

NOTES TO SCHEDULE OF INVESTMENTS

•	Security is considered illiquid and may be difficult to sell.

☐	Security has been priced at a fair value following procedures approved by the Board of Trustees, and at July 31, 2007 involved the use of estimates and assumptions as determined by management personnel after evaluating information provided by an independent third party pricing service.

¥	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted or excepted from such registration requirements. At July 31, 2007the value of 144A securities that could not be exchanged to the registered form is $24,558,905 or 10.9% of net assets.

#	Non-income producing security.

‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2007.

^	Security, or portion of security, is on loan.

Note: Value for Securities denominated in foreign currencies are shown in U.S. dollars. The principal amounts for such securities are shown in the respective foreign currency. The date shown on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.
See accompanying notes to Schedule of Investments

CALAMOS TOTAL RETURN BOND FUND
Schedule of Investments July 31, 2007 (unaudited)

Principal
Amount		Value

Commercial Mortgage Backed Securities (4.5%)
	GS Mortgage Securities Corp.
735,000	4.751%, 07/10/39	$686,505
335,000	4.602%, 08/10/38	330,079
650,000	LB-UBS Commercial Mortgage Trust 5.424%, 02/15/40	624,718

	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $1,639,936)	1,641,302

Corporate Bonds (9.9%)

	Consumer Discretionary (0.7%)
175,000	Comcast Corp. 6.500%, 11/15/35	167,135
100,000	General Motors Corp. 7.200%, 01/15/11	90,250

		257,385

	Consumer Staples (0.5%)
100,000	Del Monte Foods Company 8.625%, 12/15/12	101,000
100,000	Pilgrim’s Pride Corp. 7.625%, 05/01/15	97,000

		198,000

	Energy (0.8%)
100,000	Arch Western Finance, LLC 6.750%, 07/01/13	91,500
100,000	Valero Energy Corp. 6.625%, 06/15/37	99,857
100,000	Williams Companies, Inc. 7.750%, 06/15/31	101,375

		292,732

	Financials (6.1%)
175,000	American General Finance Corp. 5.375%, 10/01/12	173,225
175,000	Bank of America Corp. 5.300%, 03/15/17	166,597
175,000	Capital One Financial Corp.‡ 6.745%, 02/17/37	152,383
100,000	Citigroup, Inc. 6.125%, 08/25/36	97,092
100,000	E*TRADE Financial Corp. 8.000%, 06/15/11	102,500
175,000	Embarq Corp. 7.082%, 06/01/16	175,123
100,000	Goldman Sachs Group, Inc. 5.625%, 01/15/17	94,926
175,000	International Lease Financial Corp. 5.350%, 03/01/12	174,142
175,000	JPMorgan Chase Capital Xxii 6.450%, 02/02/37	160,602
100,000	Lehman Brothers Holdings, Inc. 6.875%, 07/17/37	97,163
175,000	MUFG Capital Finance 1, Ltd.‡ 6.346%, 07/29/49	168,030
175,000	SMFG Preferred Capital*‡ 6.078%, 01/29/49	168,443
175,000	Sprint Capital Corp. 6.900%, 05/01/19	172,230
175,000	Swiss Re*‡ 6.854%, 05/29/49	174,480
175,000	XL Capital, Ltd.‡ 6.500%, 12/31/49	156,441

		2,233,377

	Industrials (0.3%)
100,000	Terex Corp. 7.375%, 01/15/14	98,500

	Information Technology (0.3%)
100,000	Cisco Systems, Inc. 5.500%, 02/22/16	98,359

	Telecommunication Services (1.2%)
175,000	Time Warner Telecom, Inc.* 5.850%, 05/01/17	169,076
175,000	Verizon Communications, Inc. 5.500%, 04/01/17	168,032
100,000	Windstream Corp. 8.625%, 08/01/16	101,750

		438,858

	TOTAL CORPORATE BONDS (Cost $3,668,405)	3,617,211

U.S. Government and Agency Obligations (35.0%)
1,100,000	Federal National Mortgage Association 5.500%, 07/09/10	1,100,860
1,167,000	United States Treasury Bonds 6.750%, 08/15/26	1,413,712
	United States Treasury Notes
4,612,000	4.750%, 05/31/12	4,641,549
2,700,000	4.500%, 05/15/10	2,697,470
1,965,000	4.500%, 05/15/17	1,923,706
1,030,960	2.375%, 01/15/17	1,022,906

	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $12,714,728)	12,800,203

Residential Mortgage Backed Securities (26.5%)
1,500,000	Federal Home Loan Mortgage Corp. TBA≠ 6.500%, 08/16/37	1,517,109
	Federal National Mortgage Association TBA≠
1,600,000	7.000%, 08/01/36	1,644,000
1,600,000	4.500%, 08/01/21	1,524,499
1,000,000	5.000%, 08/01/22	969,531
600,000	5.500%, 08/01/22	592,594
See accompanying Notes to Schedule of Investments

CALAMOS TOTAL RETURN BOND FUND
Schedule of Investments July 31, 2007 (unaudited)

Principal
Amount		Value

	Government National Mortgage Association TBA≠
2,000,000	6.500%, 09/01/36	$2,034,062
1,400,000	6.000%, 09/01/37	1,397,156

	TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $9,655,125)	9,678,951

Sovereign (9.1%)
650,000	Federal Republic of Germany Treasury 4.000%, 07/04/09	885,104
185,000,000	Government of Japan 1.800%, 06/20/17	1,560,221
450,000	United Kingdom Treasury 4.000%, 03/07/09	892,245

	TOTAL SOVEREIGN (Cost $3,247,784)	3,337,570

Number of
Shares		Value

Investment in Affiliated Fund (29.5%)
10,790,703	Calamos Government Money Market Fund — Class I Shares
	5.111%, (Cost $10,790,703)	10,790,703

TOTAL INVESTMENTS (114.5%) (Cost $41,716,681)		41,865,940

LIABILITIES, LESS OTHER ASSETS (-14.5%)		(5,289,823)

NET ASSETS (100.0%)		$36,576,117

NOTES TO SCHEDULE OF INVESTMENTS

≠	Security or a portion of the security purchased on a delayed delivery or when-issued basis.

‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2007.

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted or excepted from such registration requirements. At July 31, 2007, the value of 144A securities that could not be exchanged to the registered form is $511,999 or 1.4% of net assets.
Note: Value for Securities denominated in foreign currencies are shown in U.S. dollars. The principal amounts for such securities are shown in the respective foreign currency.
See accompanying Notes to Schedule of Investments

CALAMOS TOTAL RETURN BOND FUND

FORWARD FOREIGN CURRENCY CONTRACTS
	Settlement	Local	Current	Unrealized
Short Contracts	Date	Currency	Value	Gain/Loss

British Pound Sterling	8/3/07	444,000	901,770	$6,934
Japanese Yen	9/26/07	185,000,000	1,573,110	(26,937)

				$(20,003)

CALAMOS GOVERNMENT MONEY MARKET FUND
Schedule of Investments July 31, 2007 (unaudited)

PRINCIPAL
AMOUNT		VALUE

U.S. GOVERNMENT AGENCY SECURITIES — INTEREST BEARING (10.9%)

$2,000,000	Federal Farm Credit Bank	$1,999,655
	5.220%, 12/28/07‡
	Federal Home Loan Bank
15,000,000	5.270%, 05/21/08	15,000,000
11,500,000	5.239%, 11/15/07‡	11,494,221
4,720,000	3.375%, 02/15/08	4,671,058
3,450,000	5.250%, 02/01/08	3,447,743
3,000,000	4.040%, 07/14/08	2,963,723
2,310,000	3.750%, 08/15/07	2,308,486
2,000,000	3.900%, 05/19/08	1,977,116
1,825,000	5.375%, 02/28/08	1,822,885
1,750,000	4.125%, 10/26/07	1,744,992
1,390,000	3.375%, 09/14/07	1,386,612
750,000	5.200%, 10/24/08‡	749,456
680,000	3.730%, 01/04/08	675,445
550,000	4.125%, 02/15/08	546,507
500,000	5.250%, 10/01/07	499,855
500,000	4.610%, 10/26/07	498,989
500,000	3.450%, 03/17/08	494,408
	Federal Home Loan Mortgage Corp.
25,000,000	5.000%, 09/17/07	24,981,896
5,000,000	5.350%, 07/30/08	5,000,000
5,000,000	4.000%, 03/17/08	4,959,283
2,970,000	5.500%, 01/18/08	2,971,307
2,224,000	5.750%, 04/15/08	2,230,437
700,000	4.000%, 05/23/08	692,991
700,000	3.370%, 04/28/08	690,471
600,000	4.450%, 03/06/08	597,028
545,000	3.100%, 07/15/08	534,152
511,000	2.750%, 03/15/08	503,012
500,000	4.100%, 01/11/08	497,305
500,000	3.250%, 03/14/08	493,899
	Federal National Mortgage Association
9,437,000	5.500%, 01/15/08	9,442,989
5,000,000	4.500%, 03/03/08	4,976,342
1,980,000	6.625%, 10/15/07	1,984,806
1,235,000	4.875%, 04/10/08	1,231,142
700,000	4.200%, 03/24/08	695,221
500,000	4.520%, 02/15/08	497,848

	TOTAL U.S. GOVERNMENT AGENCY SECURITIES — INTEREST BEARING
	(Cost $115,261,280)	115,261,280

U.S. GOVERNMENT AGENCY SECURITIES — DISCOUNT NOTES (0.9%)

5,000,000	Federal Home Loan Mortgage Corp.@
	5.161%, 11/26/07	4,917,288
5,000,000	Federal National Mortgage Association@
	5.191%, 12/05/07	4,910,400

	TOTAL U.S. GOVERNMENT AGENCY SECURITIES — DISCOUNT NOTES
	(Cost $9,827,688)	9,827,688

REPURCHASE AGREEMENTS (87.9%)

25,000,000	Bank of America Corp., 5.260%, dated 07/24/07, due 08/24/07, repurchase price $25,113,236, collaterialized by Federal National Mortgage Association 5.000%, 03/01/35 with a value of $25,500,000	25,000,000

25,000,000	Bank of America Corp., 5.260%, dated 07/26/07, due 08/24/07, repurchase price $25,105,931, collaterialized by Federal National Mortgage Association 5.000%, 03/01/35 with a value of $25,500,000	25,000,000

75,000,000	Barclays Capital, Inc., 5.250%, dated 05/16/07, due 08/06/07, repurchase price $75,896,875, collaterialized by various U.S. Government Agency Securities 5.500% - 6.052%, 07/01/37 with a value of $76,500,000	75,000,000

50,000,000	Barclays Capital, Inc., 5.260%, dated 07/27/07, due 10/22/07, repurchase price $50,635,583, collaterialized by various U.S. Government Agency Securities 6.000% - 6.030%, 07/25/35 - 08/01/37 with a value of $51,000,000	50,000,000

28,000,000	Barclays Capital, Inc., 5.270%, dated 07/09/07, due 09/05/07, repurchase price $28,237,736, collaterialized by various U.S. Government Agency Securities 5.000% - 6.037%, 09/15/27 - 08/01/37 with a value of $28,560,000	28,000,000

25,000,000	Barclays Capital, Inc., 5.270%, dated 07/05/07, due 09/05/07, repurchase price $25,226,903, collaterialized by various U.S. Government Agency Securities 6.000%, 07/25/35 - 05/01/37 with a value of $25,500,000	25,000,000

25,000,000	Barclays Capital, Inc., 5.270%, dated 07/23/07, due 10/22/07, repurchase price $25,333,035, collaterialized by Federal Home Loan Mortgage Corp. 0.000%, 10/22/07 with a value of $25,500,501	25,000,000

25,000,000	Barclays Capital, Inc., 5.250%, dated 07/10/07, due 08/06/07, repurchase price $25,098,438, collaterialized by Federal National Mortgage Association 5.500%, 07/01/37 with a value of $25,500,001	25,000,000

100,000,000	Bear Stearns & Company 5.310%, dated 07/31/07, due 08/01/07, repurchase price $100,014,750, collaterialized by various U.S. Government Agency Securities 5.000% - 6.500%, 10/01/34 - 06/01/37 with a value of $102,000,876	100,000,000

200,000,000	Credit Suisse Securities, Inc., 5.300%, dated 07/31/07, due 08/01/07, repurchase price $200,029,444, collaterialized by various U.S. Government Agency Securities 0.000% - 5.000%, 05/15/32 - 02/01/36 with a value of $204,002,732	200,000,000

25,000,000	Credit Suisse Securities, Inc., 5.260%, dated 07/03/07, due 08/02/07, repurchase price $25,109,583, collaterialized by various U.S. Government Agency Securities 0.000% - 7.500%, 01/25/13 - 06/01/39 with a value of $25,500,031	25,000,000

25,000,000	Credit Suisse Securities, Inc., 5.250%, dated 07/13/07, due 08/03/07, repurchase price $25,076,563, collaterialized by Federal Home Loan Mortgage Corp. 5.500%, 06/01/37 with a value of $25,503,823	25,000,000

74,940,000	Deutsche Bank, AG 5.290%, dated 07/31/07, due 08/01/07, repurchase price $74,951,012, collaterialized by various U.S. Government Agency Securities 4.439% - 6.000%, 04/01/34 - 03/01/37 with a value of $76,438,801	74,940,000
See accompanying Notes to Schedule of Investments

CALAMOS GOVERNMENT MONEY MARKET FUND
Schedule of Investments July 31, 2007 (unaudited)

PRINCIPAL
AMOUNT		VALUE

$26,000,000	Goldman Sachs Group, Inc., 5.250%, dated 05/16/07, due 08/14/07, repurchase price $26,341,250, collaterialized by various U.S. Government Agency Securities 0.000% - 6.500%, 09/25/18 - 10/25/36 with a value of $26,520,001	$26,000,000

25,000,000	Goldman Sachs Group, Inc., 5.260%, dated 07/03/07, due 09/04/07, repurchase price $25,230,125, collaterialized by various U.S. Government Agency Securities 0.050% - 8.500%, 10/25/08 - 05/25/37 with a value of $25,500,000	25,000,000

25,000,000	Lehman Brothers, Inc., 5.270%, dated 06/20/07, due 09/18/07, repurchase price $25,329,375, collaterialized by various U.S. Government Agency Securities 4.500% - 7.000%, 12/01/07 - 06/01/37 with a value of $25,502,715	25,000,000

100,000,000	Morgan Stanley & Co., Inc., 5.280%, dated 07/30/07, due 08/06/07, repurchase price $100,102,667, collaterialized by Federal Farm Credit Bank 5.125%, 04/19/17 with a value of $105,053,811	100,000,000

50,000,000	Morgan Stanley & Co., Inc., 5.260%, dated 07/26/07, due 08/02/07, repurchase price $50,051,139, collaterialized by Federal Farm Credit Bank 5.125%, 04/19/17 with a value of $52,526,906	50,000,000

	TOTAL REPURCHASE AGREEMENTS

	(Cost $928,940,000)	928,940,000

TOTAL INVESTMENTS (99.7%)
	(Cost $1,054,028,968)	1,054,028,968

OTHER ASSETS, LESS LIABILITIES (0.3%)		3,325,503

NET ASSETS (100.0%)		$1,057,354,471

NOTES TO SCHEDULE OF INVESTMENTS

‡	Variable rate security. The rate shown is the rate in effect at July 31, 2007.

@	Annualized yield at time of purchase; not a coupon rate.
See accompanying Notes to Schedule of Investments

NOTE 1
Organization. CALAMOS INVESTMENT TRUST, a Massachusetts business trust organized December 21, 1987 (the ‘‘Trust’’), consists of thirteen series, Growth Fund, Growth and Income Fund, Value Fund, Blue Chip Fund, Multi-Fund Blend, Global Growth and Income Fund, International Growth Fund, Global Equity Fund, Convertible Fund, Market Neutral Income Fund, High Yield Fund, Total Return Bond Fund and Government Money Market Fund (the ‘‘Funds’’). Each Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust currently offers Class A, Class B, Class C, Class R and Class I shares of each of the Funds except Government Money Market Fund, which offers Class I shares only. Global Equity Fund and Class R shares for all series commenced operations on March 1, 2007. Government Money Market Fund and Total Return Bond Fund commenced operations on May 16, 2007 and June 27, 2007, respectively. The Convertible Fund is closed to all new investments, subject to the exceptions enumerated in the Prospectus.
Portfolio Valuation. The valuation of the Funds’ portfolio securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the Board of Trustees.
Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time as of which a Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter (‘‘OTC’’) market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price (‘‘NOCP’’), as determined by NASDAQ, or lacking a NOCP, the last current reported sale price on NASDAQ at the time as of which a Fund determines its NAV.
When a most recent last sale or closing price is not available, portfolio securities, other than option securities, that are traded on a U.S. securities exchange and other securities traded in the OTC market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the Board of Trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board of Trustees. Each OTC option that is not traded through the Options Clearing Corporation is valued by the counterparty to such option.
Trading in securities on European and Far Eastern securities exchanges and OTC markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or OTC markets is evaluated utilizing a systematic fair valuation model provided by an independent pricing service approved by the Board of Trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last current sale price at the time as of which the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time, in accordance with guidelines adopted by the Board of Trustees. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.
If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security, including any thinly-traded security, junk bond or synthetic convertible instrument, is valued at a fair value by the pricing committee, under the ultimate supervision of the Board of Trustees, following the guidelines and/or procedures adopted by the Board of Trustees.

Each Fund also may use fair value pricing, under the ultimate supervision of the Board of Trustees, following the guidelines and/or procedures adopted by the Board of Trustees, if the value of a foreign security it holds is materially affected by events occurring before their valuation time but after the close of the primary market or exchange on which the security is traded. Those procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.
When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices.
Multi-Fund Blend’s NAV per share is based on the NAV of each of the underlying funds, which is based on the total value of all the portfolio securities and other assets that it holds as of a specified time.
Government Money Market Fund’s securities are valued on the basis of amortized cost, which approximates fair value.
Investment Transactions. Short-term and long-term investment transactions are recorded on a trade date basis on July 31, 2007.
Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.
Option Transactions. For hedging and investment purposes, each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option, is that each Fund pays a premium whether or not the option is exercised. Additionally, each Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.
When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.
Repurchase Agreements. Repurchase agreements are transactions in which a Fund purchases a security and simultaneously agrees to resell it to the vendor (usually a bank or broker-dealer) at an agreed upon future date and price. The repurchase agreements the Government Money Market Fund enters into generally have maturities of no more than seven days. The Government Money Market Fund requires that its custodian or sub-custodian maintain collateral in an amount equal to, or in excess of, the market value of the securities that are the subject of the repurchase agreement. The Government Money Market Fund may only enter into repurchase agreements that are fully collateralized by U.S. Government obligations.

NOTE 2
Investments. The following information is presented on a Federal income tax basis as of July 31, 2007. Differences between the cost basis under U.S. generally accepted accounting principles and Federal income tax purposes are primarily due to timing differences.
The cost basis of investments for Federal Income tax purposes at July 31, 2007 was as follows:

	Growth	Growth and	Value	Blue Chip	Multi-Fund
	Fund	Income Fund	Fund	Fund	Blend
Cost basis of investments	$14,856,004,890	$6,179,713,032	$129,558,451	$137,686,358	$28,087,935

Gross unrealized appreciation	$3,343,064,033	$756,215,165	$19,780,079	$27,897,137	$1,563,693
Gross unrealized depreciation	$(330,501,736)	$(97,291,204)	$(2,497,442)	$(3,440,402)	$(138,271)

Net unrealized appreciation (depreciation)	$3,012,562,297	$658,923,961	$17,282,637	$24,456,735	$1,425,422

	Global Growth	International	Global Equity
	and Income Fund	Growth Fund	Fund	Convertible Fund
Cost basis of investments	$1,139,494,503	$369,870,143	$35,740,590	$815,488,486

Gross unrealized appreciation	$150,698,758	$91,875,378	$5,360,382	$46,175,194
Gross unrealized depreciation	$(12,727,225)	$(5,634,248)	$(713,375)	$(21,654,240)

Net unrealized appreciation (depreciation)	$137,971,533	$86,241,130	$4,647,007	$24,520,954

				Government
	Market Neutral		Total Return	Money Market
	Income Fund	High Yield Fund	Bond Fund	Fund
Cost basis of investments	$1,373,060,092	$264,924,841	$41,721,488	$1,054,028,968

Gross unrealized appreciation	$71,012,447	$5,785,325	$208,428	$—
Gross unrealized depreciation	$(59,387,370)	$(9,568,258)	$(63,976)	$—

Net unrealized appreciation (depreciation)	$11,625,077	$(3,782,933)	$144,452	$—

NOTE 3
Short Sales. Securities sold short represent obligations to purchase the securities at a future date at then prevailing prices. A Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.
To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.
NOTE 4
Forward Foreign Currency Contracts. Each Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts, disclosed in the Schedule of Investments, are valued daily at forward exchange rates and an unrealized gain or loss is recorded. The Fund realizes a gain or loss when a position is closed or upon settlement of the contracts. The counterparties to all forward foreign currency contracts at July 31, 2007 were multinational banks.
NOTE 5
Synthetic Convertible Instruments. The Funds may establish a ‘‘synthetic’’ convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (‘‘fixed-income component’’, which may be a convertible or non-convertible security) and the right to acquire equity securities (‘‘convertible component’’). The fixed-income component is achieved by investing in fixed income securities such as bonds, preferred stocks, and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Funds may pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.
The Funds may purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

NOTE 6
Securities Lending. For the period ended July 31, 2007, the Funds disclosed below loaned one or more of their securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Funds. The Funds continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receive an additional return that may be in the form of a fixed fee or a percentage of the income earned on the collateral. The Funds may pay reasonable fees to persons unaffiliated with the Funds for services in arranging these loans. The Funds have the right to call the loan and obtain the securities loaned at any time on notice of not less than five business days. The Funds do not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Funds could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Funds seek to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing their rights. In an effort to reduce these risks, the Funds’ securities lending agent monitors and reports to Calamos Advisors on the creditworthiness of the firms to which a Fund lends securities. At July 31, 2007, the Growth Fund, Growth and Income Fund, Value Fund, Blue Chip Fund, Global Growth and Income Fund, Convertible Fund, and High Yield Fund had securities valued at $2,666,722,859; $699,319,307; $20,262,275; $10,693,437; $85,130,454; $140,521,067; and $37,604,403, respectively, on loan to broker-dealers and banks and Growth Fund, Growth and Income Fund, Value Fund, Blue Chip Fund, Global Growth and Income Fund, Convertible Fund, and High Yield Fund had $2,780,649,000; $727,125,000; $21,001,000; $11,179,000; $88,536,000; $145,199,000; and $38,733,000, respectively, in cash or cash equivalent collateral.

NOTE 7
Investments in Affiliated Funds. The Funds held the following investments in affiliated funds as of July 31, 2007. Purchases, sales, dividend income and capital gains are shown during the period from November 1, 2006, through July 31, 2007.

		Value			Dividend	Distributed	Value
	Affiliated Fund	October 31, 2006	Purchases	Sales Proceeds	Income	Capital Gains	July 31, 2007
Growth Fund	Calamos Government Money Market Fund	$—	$1,135,720,700	$926,568,000	$2,597,596	$—	$209,152,700

Growth and Income Fund	Calamos Government Money Market Fund	$—	$528,691,538	$403,865,000	$832,526	$—	$124,826,538

Value Fund	Calamos Government Money Market Fund	$—	$6,123,034	$5,273,484	$28,032	$—	$849,550

Blue Chip Fund	Calamos Government Money Market Fund	$—	$9,118,827	$6,328,000	$15,826	$—	$2,790,827

Multi-Fund Blend	Calamos Growth Fund	$2,164,854	$7,522,504	$272,716	$—	$92,077	$10,156,355
	Calamos Value Fund	$2,183,920	$7,522,505	$272,716	$29,321	$109,606	$9,309,762
	Calamos Global Growth and Income Fund	$2,147,222	$7,522,503	$272,716	$10,617	$78,204	$10,047,240
	Total		$22,567,512	$818,148	$39,938	$279,887	$29,513,357

Global Growth and Income Fund	Calamos Government Money Market Fund	$—	$176,502,536	$150,801,000	$215,532	$—	$25,701,536

International Growth Fund	Calamos Government Money Market Fund	$—	$89,413,143	$78,711,555	$74,143	$—	$10,701,588

Global Equity Fund	Calamos Government Money Market Fund	$—	$5,706,997	$5,600,999	$7,997	$—	$105,998

Convertible Fund	Calamos Government Money Market Fund	$—	$117,824,404	$117,449,489	$138,402	$—	$374,915

Market Neutral Income Fund	Calamos Government Money Market Fund	$—	$205,991,770	$159,620,999	$642,758	$—	$46,370,771

High Yield Fund	Calamos Government Money Market Fund	$—	$57,565,435	$56,238,827	$69,434	$—	$1,326,608

Total Return Bond Fund	Calamos Government Money Market Fund	$—	$35,446,703	$24,656,000	$76,698	$—	$10,790,703

ITEM 2. CONTROLS AND PROCEDURES.
a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.
b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
(a)	Certification of Principal Executive Officer.

(b)	Certification of Principal Financial Officer.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Investment Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	9/25/07
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Investment Trust

By:	/s/ John P. Calamos, Sr.

Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	9/25/07

By:	/s/ Patrick H. Dudasik
Name:	Patrick H. Dudasik
Title:	Principal Financial Officer
Date:	9/25/07